[EATON VANCE LOGO]

                                      BRICKWALL [EDUCATION]

Annual Report March 31, 2003

                             EATON VANCE
                               LIMITED
[HIGHWAY]                     MATURITY
                              MUNICIPALS
                                FUNDS
                                                           CALIFORNIA
                                                           FLORIDA
[BRIDGE]                                                   MASSACHUSETTS
                                                           NEW JERSEY
                                                           NEW YORK
                                                           OHIO
                                                           PENNSYLVANIA

                       IMPORTANT NOTICE REGARDING DELIVERY
                             OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of March 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Amid the dramatic interest rate decline of recent years, many bonds issued at relatively high interest rates from 1993-1998 have been pre-refunded by their issuers. As a result, escrowed bonds have played an increasingly prominent role in municipal bond portfolios. However, while these bonds are valued by professional investors, analysts and portfolio managers, many individual investors have little knowledge of why bonds are escrowed. As part of our continuing educational series, we thought it might be helpful to discuss the mechanics of escrowed bonds and the role of those bonds in the municipal market.

THE PROCESS OF ESCROWING
MUNICIPAL BONDS TO MATURITY...

In the escrowing process, an issuing jurisdiction essentially refinances original-issue debt with newer, usually lower-interest debt. The jurisdiction issues a "refunding bond," the proceeds of which are used to purchase specially-issued U.S. Treasury bonds - State and Local Government Series bonds, which are held in an irrevocable escrow account by a trustee bank. The principal and interest payments of these Treasury bonds exactly match the future principal and interest payments of the issuer's original bonds.

The principal and interest from these U.S. Treasuries are directed solely to pay the interest and principal on the tax-exempt bonds for which the escrow account was established. Thus, the original bonds are now backed by U.S. Treasuries and are, therefore, deemed among the highest quality of all tax-exempt issues.

BENEFITS FOR ISSUERS: LOWER INTEREST
RATES AND ADDED FLEXIBILITY...

When municipal bonds are escrowed, they are said to be "defeased." That means that the bonds are no longer governed by the original covenants and are no longer a direct obligation of the original issuer. The most common defeasance -- "high-to-low" defeasance -- is based on an economic rationale, in which an issuer seeks to take advantage of a significant decline in interest rates
-- much the same way homeowners refinance their mortgages. By refunding high-coupon bonds with lower-coupon debt, issuers are able to reduce their interest expenses and save taxpayers and ratepayers money.

A second, less common procedure is "low-to-high" defeasance -- in which relatively low-coupon bonds are refunded with higher-coupon bonds. This refunding is generally based on a pressing political or structural need, done primarily to effect a change in bond covenants. This change may provide more flexibility for issuers by broadening a project's mandate or redefining revenue sources.

BENEFITS FOR INVESTORS: HIGHER QUALITY,
SHORTER MATURITIES, ATTRACTIVE COUPONS...

For investors, owning a bond that has been escrowed generally provides an immediate upgrade in quality -- and often in price -- because the bond is now backed by U.S. Treasuries. In addition, because these bonds are typically called at their earliest call date, they will have a shorter effective maturity and, therefore, less volatility. Finally, in most cases, the bond continues to pay an above-average coupon. These characteristics can represent distinct advantages for investors.

However compelling these benefits are, a portfolio manager still faces a key decision: whether to hold the bond with its attractive coupon and no credit risk -- or -- to sell the bond at its increased market value and redeploy the increased purchasing power at current interest rates. The portfolio manager must factor in market conditions, the interest rate outlook, the availability of bonds in the marketplace and call provisions. If the escrowed bond's original call provisions have been waived, that will dramatically improve the bond's trading characteristics.

These decisions can have a profound effect upon performance. Moreover, the treatment of escrowed bonds is yet another area that demonstrates the value of professional management. We believe that familiarity with bond covenants, trading patterns and in-depth analysis can provide investors a major advantage in municipal bond investing.

                                       Sincerely,

                                       /s/ Thomas J. Fetter

                                       Thomas J. Fetter
                                       President
                                       May 7, 2003

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------


                                       2

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EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of March 31, 2003

MARKET RECAP

The U.S. economy turned in a poor performance over the fiscal year ended March 31, 2003. Waning consumer confidence and reduced capital spending resulted in weak demand for goods and services, a condition aggravated by the prolonged decline in the equity markets. Consumer spending, which had held up surprisingly well through much of 2002, slowed significantly by March 31, 2003. For their part, businesses were loathe to commit new capital investment in an uncertain economy. These trends continued through March 2003 and contributed to rising unemployment and increased volatility in the financial markets.

HELPED BY LOW INTEREST RATES AND SALES
INCENTIVES, THE AUTO AND HOUSING MARKETS
KEPT THE U.S. ECONOMY AFLOAT...

While economic activity remained sluggish, there were some bright spots that kept the economy afloat. Together with manufacturers' incentives, record-low interest rates encouraged car buyers. Similarly, low mortgage rates kept the housing market alive, although the torrid sales pace of recent years has cooled considerably. By year-end, however, amid rising consumer debt and an increasing jobless rate, there were signs that U.S. consumers were adopting more conservative spending habits.

THE FEDERAL RESERVE AGAIN LOWERED SHORT-TERM
INTEREST RATES IN NOVEMBER...

After rising a feeble 1.4% in the fourth quarter of 2002, the nation's Gross Domestic Product expanded 1.6% in the first quarter of 2003. The nation's unemployment rate moved higher, as a clouded outlook prompted businesses to reduce payrolls. Meanwhile, business investment in new technology -- which generates innovation, improves productivity and is often viewed as a key to recovery -- was generally deferred until business owners can see beyond the current uncertainties. Against this backdrop, the Federal Reserve, which had held rates steady through most of the year, saw danger of a further retrenchment in November and reduced the Federal Funds rate -- a key short-term interest rate barometer -- to 1.25%, a 40-year low. The bond markets -- whose prices move in the opposite direction of interest rates -- rallied in response to that action, including the intermediate-term segment of the market. Five-year Treasury bond yields, which were as high as 4.80% in March 2002 -- declined to 2.71% by March 31, 2003, as the economic recovery failed to materialize. The Lehman Brothers 7-Year Municipal Bond Index -- a broad-based, unmanaged index of intermediate-maturity municipal bonds -- registered a 10.56% total return for the year ended March 31, 2003.*

-------------------------------------------------------------------------------

Intermediate-term municipal bonds yield 98% of Treasury yields

                 2.65%                        4.32%
5-Year AAA-rated                     Taxable equivalent yield
General Obligation (GO) Bonds*       in 38.6% tax bracket

                 2.71%
5-Year Taxable Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yields. Statistics as of March 31, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.
-------------------------------------------------------------------------------

FACING REVENUE SHORTFALLS, MANY STATES ARE CONSIDERING
TAX INCREASES...

We continue to believe that municipal bonds merit a place in a diversified investment portfolio. Amid the uncertain economic outlook, we believe the prospect of a dramatic increase in interest rates remains remote. In addition, with states reporting revenue shortfalls as a result of the weak economy, many are faced with looming budget deficits. Because the overwhelming majority are legally obligated to balance their budgets, legislatures are faced with the unpleasant prospect of raising state taxes to achieve a balanced ledger. The potential for higher state taxes could make municipal bonds even more compelling for tax-conscious investors.

     *It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY
FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.
-------------------------------------------------------------------------------

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY

- The California economic recovery stalled in 2002, amid a significant fall-off in consumer spending. The state saw weakness in information technology, the service sector and manufacturing, as employers responded to weaker orders with layoffs. The state's March 2003 jobless rate was 6.6%, unchanged from a year ago.

- Insured* general obligations (GOs) were the Portfolio's largest sector weighting at March 31, 2003. In a weak economy, declining tax revenues have raised the prospect of shortfalls for the state and local communities. Insured* GOs, with their reliable revenue stream, have therefore received more investor attention.

- Escrowed/prerefunded bonds were again a major investment for the Portfolio. These issues have been pre-refunded by their issuers and, because they are backed by Treasury bonds, have a AAA credit rating. Meanwhile, they have continued to provide an excellent stream of income.

- Lease revenue/certificates of participation (COPs) constituted significant investments. COPs are an alternative financing tool often used to finance hospitals, recreational facilities and correctional facilities.

- Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates from their highs earlier in the decade, many bonds are now approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

THE FUND

- During the year ended March 31, 2003, the Fund's Class A and Class B shares had total returns of 8.56% and 7.71%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.54 on March 31, 2003 from $10.10 on March 31, 2002, and the reinvestment of $0.414 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.50 from $10.07, and the reinvestment of $0.338 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on March 31, 2003 of $10.54 per share for Class A and $10.50 per share for Class B, the Fund's distribution rates were 3.80% and 3.10%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 6.82% and 5.57%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2003 were 2.84% and 2.13%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.10% and 3.82%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

AAA                       76.2%
AA                         2.7%
A                          3.2%
BBB                        5.1%
BB                         1.4%
Non-Rated                 11.4%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 44.31% combined federal and state income tax rate.
    A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Rating Distribution is as of 3/31/03 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------

FUND INFORMATION
as of March 31, 2003


PERFORMANCE(7)                                              CLASS A      CLASS B
----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                     8.56%        7.71%
Five Years                                                   4.79         4.01
Ten Years                                                    N.A.         4.12
Life of Fund+                                                5.35         4.50

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                     6.15%        4.71%
Five Years                                                   4.31         4.01
Ten Years                                                    N.A.         4.12
Life of Fund+                                                4.99         4.50

+Inception date: Class A: 6/27/96; Class B: 5/29/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MARCH 31, 1993 - MARCH 31, 2003

                CALIFORNIA LIMITED MATURITY FUND- CLASS B
                          Inception: 5/29/92

---------------------------------------------------------------------------
                            FUND           FUND                LEHMAN 7
                          VALUE AT      VALUE WITH          YEAR MUNI BOND
        DATE                 NAV       SALES CHARGE             INDEX
---------------------------------------------------------------------------
            3/31/1993      10,000           N/A                 10,000
            4/30/1993      10,091                               10,062
            5/31/1993      10,134                               10,092
            6/30/1993      10,251                               10,277
            7/31/1993      10,271                               10,278
            8/31/1993      10,432                               10,461
            9/30/1993      10,520                               10,575
           10/31/1993      10,530                               10,603
           11/30/1993      10,451                               10,509
           12/31/1993      10,606                               10,702
            1/31/1994      10,709                               10,816
            2/28/1994      10,494                               10,581
            3/31/1994      10,186                               10,298
            4/30/1994      10,228                               10,374
            5/31/1994      10,286                               10,425
            6/30/1994      10,242                               10,407
            7/31/1994      10,373                               10,553
            8/31/1994      10,383                               10,609
            9/30/1994      10,278                               10,507
           10/31/1994      10,164                               10,402
           11/30/1994      10,004                               10,250
           12/31/1994      10,087                               10,405
            1/31/1995      10,270                               10,600
            2/28/1995      10,482                               10,839
            3/31/1995      10,546                               10,952
            4/30/1995      10,551                               10,981
            5/31/1995      10,763                               11,273
            6/30/1995      10,702                               11,263
            7/31/1995      10,813                               11,407
            8/31/1995      10,890                               11,541
            9/30/1995      10,936                               11,585
           10/31/1995      11,026                               11,686
           11/30/1995      11,125                               11,815
           12/31/1995      11,182                               11,878
            1/31/1996      11,262                               11,993
            2/29/1996      11,221                               11,952
            3/31/1996      11,101                               11,835
            4/30/1996      11,082                               11,813
            5/31/1996      11,062                               11,795
            6/30/1996      11,113                               11,887
            7/31/1996      11,180                               11,985
            8/31/1996      11,173                               11,991
            9/30/1996      11,279                               12,100
           10/31/1996      11,348                               12,230
           11/30/1996      11,555                               12,434
           12/31/1996      11,469                               12,396
            1/31/1997      11,472                               12,441
            2/28/1997      11,560                               12,544
            3/31/1997      11,433                               12,382
            4/30/1997      11,492                               12,445
            5/31/1997      11,645                               12,602
            6/30/1997      11,720                               12,722
            7/31/1997      11,976                               13,017
            8/31/1997      11,853                               12,925
            9/30/1997      11,962                               13,061
           10/31/1997      11,966                               13,138
           11/30/1997      12,020                               13,185
           12/31/1997      12,197                               13,346
            1/31/1998      12,295                               13,486
            2/28/1998      12,302                               13,498
            3/31/1998      12,302                               13,499
            4/30/1998      12,209                               13,420
            5/31/1998      12,379                               13,618
            6/30/1998      12,395                               13,656
            7/31/1998      12,410                               13,701
            8/31/1998      12,586                               13,909
            9/30/1998      12,769                               14,089
           10/31/1998      12,711                               14,109
           11/30/1998      12,752                               14,147
           12/31/1998      12,752                               14,177
            1/31/1999      12,889                               14,384
            2/28/1999      12,807                               14,303
            3/31/1999      12,793                               14,297
            4/30/1999      12,820                               14,332
            5/31/1999      12,714                               14,261
            6/30/1999      12,479                               14,054
            7/31/1999      12,494                               14,149
            8/31/1999      12,336                               14,118
            9/30/1999      12,375                               14,170
           10/31/1999      12,112                               14,110
           11/30/1999      12,266                               14,213
           12/31/1999      12,139                               14,157
            1/31/2000      12,018                               14,122
            2/29/2000      12,182                               14,180
            3/31/2000      12,463                               14,381
            4/30/2000      12,364                               14,327
            5/31/2000      12,272                               14,295
            6/30/2000      12,623                               14,615
            7/31/2000      12,808                               14,799
            8/31/2000      13,067                               14,992
            9/30/2000      12,991                               14,947
           10/31/2000      13,123                               15,074
           11/30/2000      13,177                               15,144
           12/31/2000      13,493                               15,441
            1/31/2001      13,562                               15,703
            2/28/2001      13,589                               15,715
            3/31/2001      13,680                               15,841
            4/30/2001      13,456                               15,698
            5/31/2001      13,603                               15,878
            6/30/2001      13,685                               15,956
            7/31/2001      13,835                               16,155
            8/31/2001      14,146                               16,399
            9/30/2001      14,097                               16,394
           10/31/2001      14,201                               16,559
           11/30/2001      14,065                               16,375
           12/31/2001      13,915                               16,241
            1/31/2002      14,103                               16,548
            2/28/2002      14,267                               16,765
            3/31/2002      13,904                               16,398
            4/30/2002      14,138                               16,802
            5/31/2002      14,260                               16,897
            6/30/2002      14,331                               17,098
            7/31/2002      14,494                               17,308
            8/31/2002      14,702                               17,524
            9/30/2002      15,067                               17,870
           10/31/2002      14,669                               17,597
           11/30/2002      14,609                               17,524
           12/31/2002      14,917                               17,922
            1/31/2003      14,756                               17,874
            2/28/2003      14,984                               18,137
            3/31/2003      14,976                               18,130

*Source: Thomson Financial. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $14,219 on March 31, 2003; $13,898, including maximum 2.25% sales charge. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.74% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2003 is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY

- Florida's job growth outpaced the Southeast region's and the nation's in 2002. Construction activity was strong, as migration continued to generate demand for single- and multi-family housing. The state's resorts and theme parks, however, struggled in the face of lower attendance. The state's jobless rate was 5.3% in March 2003, down from 5.6% a year ago.

- Insured* water and sewer bonds represented a major investment. As a result of continuing expansion, many cities and towns have opted to upgrade and expand their water facilities. Increased issuance of bonds to finance these projects has provided the Portfolio with opportunities.

- Insured* general obligations (GOs) remained a significant commitment for the Portfolio. In a weak economy, many Florida communities have a clouded revenue outlook. As a result, the insured* GO sector has become increasingly attractive to municipal investors.

- Management maintained significant investments in insured* special tax revenue bonds. Florida communities have issued these bonds to address the infrastructure needs arising from the state's population growth.

- Amid sharply lower interest rates, management updated coupon structure while continuing its efforts to upgrade the Portfolio's call protection. With low interest rates prompting refundings, call protection has become increasingly important for municipal investors.

THE FUND

- During the year ended March 31, 2003, the Fund's Class A, Class B and Class
  C shares had total returns of 8.59%, 7.84% and 7.76%, respectively.(1) For Class A and Class B, this return resulted from an increase in net asset value
  (NAV) per share to $10.48 on March 31, 2003 from $10.05 on March 31, 2002, and the reinvestment of $0.420 per share for Class A and $0.347 per share for Class B in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.89 from $9.49, and the reinvestment of $0.326 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003 of $10.48 per share for Class A, $10.48 for Class B and $9.89 for Class C, the Fund's distribution rates were 3.77%, 3.05% and 3.03%, respectively.(3) The distribution rates are equivalent to taxable rates of 6.14%, 4.97% and 4.93%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2003 were 3.24%, 2.56% and 2.54%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 5.28%, 4.17% and 4.14%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

AAA                           76.5%
AA                            11.1%
A                              4.2%
BBB                            2.3%
Non-Rated                      5.9%


(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal income and state intangibles tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 38.60% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
     (6) Rating Distribution is as of 3/31/03 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge.

     SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC.
     *Private insurance does not decrease the risk of loss of principal associated with this investment. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
as of March 31, 2003


PERFORMANCE(7)                                   CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                          8.59%       7.84%       7.76%
Five Years                                        4.84        4.12        4.08
Ten Years                                         N.A.        4.08        N.A.
Life of Fund+                                     5.16        4.50        3.70

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                          6.16%       4.84%       6.76%
Five Years                                        4.35        4.12        4.08
Ten Years                                         N.A.        4.08        N.A.
Life of Fund+                                     4.81        4.50        3.70

+Inception Dates -- Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN
BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MARCH 31, 1993 -- MARCH 31, 2003

                FLORIDA LIMITED MATURITY FUND- CLASS B
                          Inception: 5/29/92

-----------------------------------------------------------------------------
                           FUND           FUND                   LEHMAN 7
                         VALUE AT      VALUE WITH             YEAR MUNI BOND
         DATE               NAV       SALES CHARGE                INDEX
-----------------------------------------------------------------------------
            3/31/1993      10,000          N/A                    10,000
            4/30/1993      10,081                                 10,062
            5/31/1993      10,124                                 10,092
            6/30/1993      10,241                                 10,277
            7/31/1993      10,251                                 10,278
            8/31/1993      10,400                                 10,461
            9/30/1993      10,498                                 10,575
           10/31/1993      10,517                                 10,603
           11/30/1993      10,428                                 10,509
           12/31/1993      10,647                                 10,702
            1/31/1994      10,740                                 10,816
            2/28/1994      10,516                                 10,581
            3/31/1994      10,168                                 10,298
            4/30/1994      10,260                                 10,374
            5/31/1994      10,328                                 10,425
            6/30/1994      10,285                                 10,407
            7/31/1994      10,426                                 10,553
            8/31/1994      10,435                                 10,609
            9/30/1994      10,341                                 10,507
           10/31/1994      10,227                                 10,402
           11/30/1994      10,089                                 10,250
           12/31/1994      10,218                                 10,405
            1/31/1995      10,400                                 10,600
            2/28/1995      10,591                                 10,839
            3/31/1995      10,655                                 10,952
            4/30/1995      10,660                                 10,981
            5/31/1995      10,861                                 11,273
            6/30/1995      10,853                                 11,263
            7/31/1995      10,964                                 11,407
            8/31/1995      11,062                                 11,541
            9/30/1995      11,086                                 11,585
           10/31/1995      11,165                                 11,686
           11/30/1995      11,243                                 11,815
           12/31/1995      11,310                                 11,878
            1/31/1996      11,379                                 11,993
            2/29/1996      11,305                                 11,952
            3/31/1996      11,164                                 11,835
            4/30/1996      11,134                                 11,813
            5/31/1996      11,103                                 11,795
            6/30/1996      11,153                                 11,887
            7/31/1996      11,220                                 11,985
            8/31/1996      11,224                                 11,991
            9/30/1996      11,319                                 12,100
           10/31/1996      11,376                                 12,230
           11/30/1996      11,561                                 12,434
           12/31/1996      11,486                                 12,396
            1/31/1997      11,455                                 12,441
            2/28/1997      11,542                                 12,544
            3/31/1997      11,393                                 12,382
            4/30/1997      11,474                                 12,445
            5/31/1997      11,613                                 12,602
            6/30/1997      11,686                                 12,722
            7/31/1997      11,884                                 13,017
            8/31/1997      11,760                                 12,925
            9/30/1997      11,844                                 13,061
           10/31/1997      11,893                                 13,138
           11/30/1997      11,946                                 13,185
           12/31/1997      12,075                                 13,346
            1/31/1998      12,195                                 13,486
            2/28/1998      12,201                                 13,498
            3/31/1998      12,200                                 13,499
            4/30/1998      12,142                                 13,420
            5/31/1998      12,287                                 13,618
            6/30/1998      12,302                                 13,656
            7/31/1998      12,328                                 13,701
            8/31/1998      12,490                                 13,909
            9/30/1998      12,611                                 14,089
           10/31/1998      12,564                                 14,109
           11/30/1998      12,592                                 14,147
           12/31/1998      12,628                                 14,177
            1/31/1999      12,741                                 14,384
            2/28/1999      12,658                                 14,303
            3/31/1999      12,631                                 14,297
            4/30/1999      12,658                                 14,332
            5/31/1999      12,575                                 14,261
            6/30/1999      12,402                                 14,054
            7/31/1999      12,415                                 14,149
            8/31/1999      12,307                                 14,118
            9/30/1999      12,259                                 14,170
           10/31/1999      12,122                                 14,110
           11/30/1999      12,238                                 14,213
           12/31/1999      12,150                                 14,157
            1/31/2000      12,016                                 14,122
            2/29/2000      12,141                                 14,180
            3/31/2000      12,357                                 14,381
            4/30/2000      12,297                                 14,327
            5/31/2000      12,205                                 14,295
            6/30/2000      12,490                                 14,615
            7/31/2000      12,622                                 14,799
            8/31/2000      12,789                                 14,992
            9/30/2000      12,726                                 14,947
           10/31/2000      12,871                                 15,074
           11/30/2000      12,924                                 15,144
           12/31/2000      13,187                                 15,441
            1/31/2001      13,282                                 15,703
            2/28/2001      13,322                                 15,715
            3/31/2001      13,439                                 15,841
            4/30/2001      13,336                                 15,698
            5/31/2001      13,441                                 15,878
            6/30/2001      13,523                                 15,956
            7/31/2001      13,673                                 16,155
            8/31/2001      13,864                                 16,399
            9/30/2001      13,846                                 16,394
           10/31/2001      13,912                                 16,559
           11/30/2001      13,806                                 16,375
           12/31/2001      13,743                                 16,241
            1/31/2002      13,893                                 16,548
            2/28/2002      14,061                                 16,765
            3/31/2002      13,840                                 16,398
            4/30/2002      14,050                                 16,802
            5/31/2002      14,133                                 16,897
            6/30/2002      14,262                                 17,098
            7/31/2002      14,411                                 17,308
            8/31/2002      14,510                                 17,524
            9/30/2002      14,806                                 17,870
           10/31/2002      14,522                                 17,597
           11/30/2002      14,433                                 17,524
           12/31/2002      14,782                                 17,922
            1/31/2003      14,678                                 17,874
            2/28/2003      14,919                                 18,137
            3/31/2003      14,924                                 18,130

*Source: Thomson Financial. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $14,051 on March 31, 2003; $13,737, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $14,029 on March 31, 2003. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.64% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2003 is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

THE ECONOMY

- The Massachusetts economy has been hit by the downturn in two of its major job generators -- financial services and technology. Declines in the equity markets have lowered investor confidence, while technology has yet to see a resumption of capital spending. The state's March 2003 jobless rate was 5.7%, up from 5.1% a year ago.

- Insured* general obligations (GOs) represented the Portfolio's largest sector weighting at March 31, 2003. The Portfolio's GO investments were well-diversified by region within the state and provided good income opportunities in high quality investments.

- Escrowed bonds remained a major investment. Because the bonds are pre-refunded to their maturity dates, they provided relatively stable performance in a volatile climate as well as an excellent income stream.

- Education bonds were among the Portfolio's largest holdings. Colleges, universities and private secondary schools have generally enjoyed stable enrollment and revenues in a difficult economy.

- The Portfolio took advantage of its ability to invest in Puerto Rico bonds, providing diversification and the ability to adjust the Portfolio's structure. Investments included general obligations, pollution control and lease revenue bonds.

THE FUND

- During the year ended March 31, 2003, the Fund's Class A, Class B and Class
  C shares had total returns of 9.17%, 8.23% and 8.32%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.45 on March 31, 2003 from $9.98 on March 31, 2002, and the reinvestment of $0.431 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.43 on March 31, 2003 from $9.97 on March 31, 2002, and the reinvestment of $0.350 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $10.01 on March 31, 2003 from $9.56 on March 31, 2002 and the reinvestment of $0.334 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003 of $10.45 per share for Class A, $10.43 per share for Class B and $10.01 per share for Class C, the Fund's distribution rates were 3.92%, 3.16% and 3.11%, respectively.(3) The distribution rates are equivalent to taxable rates of 6.74%, 5.43% and 5.35%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2003 were 3.15%, 2.48% and 2.47%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 5.42%, 4.26% and 4.25%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

AAA                                58.0%
AA                                 17.4%
A                                   6.3%
BBB                                15.4%
BB                                  0.4%
Non-Rated                           2.5%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 41.85% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution is as of 3/31/03 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
as of March 31, 2003


PERFORMANCE(7)                                       CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                              9.17%       8.23%       8.32%
Five Years                                            4.71        3.90        3.97
Ten Years                                             N.A.        4.11        N.A.
Life of Fund+                                         5.24        4.44        3.87

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                              6.71%       5.23%       7.32%
Five Years                                            4.23        3.90        3.97
Ten Years                                             N.A.        4.11        N.A.
Life of Fund+                                         4.88        4.44        3.87

+Inception Dates -- Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MARCH 31, 1993 -- MARCH 31, 2003

           MASSACHUSETTS LIMITED MATURITY FUND- CLASS B
                         Inception: 6/1/92

-------------------------------------------------------------------------
                           FUND           FUND               LEHMAN 7
                         VALUE AT      VALUE WITH         YEAR MUNI BOND
        DATE                NAV       SALES CHARGE             INDEX
-------------------------------------------------------------------------
            3/31/1993      10,000          N/A                 10,000
            4/30/1993      10,081                              10,062
            5/31/1993      10,125                              10,092
            6/30/1993      10,233                              10,277
            7/31/1993      10,243                              10,278
            8/31/1993      10,415                              10,461
            9/30/1993      10,495                              10,575
           10/31/1993      10,516                              10,603
           11/30/1993      10,437                              10,509
           12/31/1993      10,608                              10,702
            1/31/1994      10,702                              10,816
            2/28/1994      10,495                              10,581
            3/31/1994      10,175                              10,298
            4/30/1994      10,248                              10,374
            5/31/1994      10,307                              10,425
            6/30/1994      10,263                              10,407
            7/31/1994      10,407                              10,553
            8/31/1994      10,427                              10,609
            9/30/1994      10,322                              10,507
           10/31/1994      10,218                              10,402
           11/30/1994      10,088                              10,250
           12/31/1994      10,235                              10,405
            1/31/1995      10,399                              10,600
            2/28/1995      10,603                              10,839
            3/31/1995      10,667                              10,952
            4/30/1995      10,673                              10,981
            5/31/1995      10,866                              11,273
            6/30/1995      10,827                              11,263
            7/31/1995      10,929                              11,407
            8/31/1995      11,028                              11,541
            9/30/1995      11,073                              11,585
           10/31/1995      11,151                              11,686
           11/30/1995      11,261                              11,815
           12/31/1995      11,306                              11,878
            1/31/1996      11,374                              11,993
            2/29/1996      11,320                              11,952
            3/31/1996      11,209                              11,835
            4/30/1996      11,155                              11,813
            5/31/1996      11,134                              11,795
            6/30/1996      11,195                              11,887
            7/31/1996      11,262                              11,985
            8/31/1996      11,264                              11,991
            9/30/1996      11,369                              12,100
           10/31/1996      11,460                              12,230
           11/30/1996      11,622                              12,434
           12/31/1996      11,545                              12,396
            1/31/1997      11,547                              12,441
            2/28/1997      11,645                              12,544
            3/31/1997      11,516                              12,382
            4/30/1997      11,598                              12,445
            5/31/1997      11,738                              12,602
            6/30/1997      11,824                              12,722
            7/31/1997      12,010                              13,017
            8/31/1997      11,943                              12,925
            9/30/1997      12,017                              13,061
           10/31/1997      12,030                              13,138
           11/30/1997      12,095                              13,185
           12/31/1997      12,260                              13,346
            1/31/1998      12,345                              13,486
            2/28/1998      12,362                              13,498
            3/31/1998      12,360                              13,499
            4/30/1998      12,278                              13,420
            5/31/1998      12,447                              13,618
            6/30/1998      12,450                              13,656
            7/31/1998      12,463                              13,701
            8/31/1998      12,638                              13,909
            9/30/1998      12,784                              14,089
           10/31/1998      12,737                              14,109
           11/30/1998      12,741                              14,147
           12/31/1998      12,802                              14,177
            1/31/1999      12,928                              14,384
            2/28/1999      12,833                              14,303
            3/31/1999      12,805                              14,297
            4/30/1999      12,845                              14,332
            5/31/1999      12,761                              14,261
            6/30/1999      12,560                              14,054
            7/31/1999      12,597                              14,149
            8/31/1999      12,462                              14,118
            9/30/1999      12,412                              14,170
           10/31/1999      12,261                              14,110
           11/30/1999      12,363                              14,213
           12/31/1999      12,274                              14,157
            1/31/2000      12,152                              14,122
            2/29/2000      12,265                              14,180
            3/31/2000      12,470                              14,381
            4/30/2000      12,422                              14,327
            5/31/2000      12,329                              14,295
            6/30/2000      12,590                              14,615
            7/31/2000      12,749                              14,799
            8/31/2000      12,892                              14,992
            9/30/2000      12,854                              14,947
           10/31/2000      12,961                              15,074
           11/30/2000      13,027                              15,144
           12/31/2000      13,278                              15,441
            1/31/2001      13,374                              15,703
            2/28/2001      13,427                              15,715
            3/31/2001      13,518                              15,841
            4/30/2001      13,374                              15,698
            5/31/2001      13,520                              15,878
            6/30/2001      13,616                              15,956
            7/31/2001      13,780                              16,155
            8/31/2001      13,970                              16,399
            9/30/2001      13,949                              16,394
           10/31/2001      14,055                              16,559
           11/30/2001      13,933                              16,375
           12/31/2001      13,813                              16,241
            1/31/2002      13,922                              16,548
            2/28/2002      14,090                              16,765
            3/31/2002      13,824                              16,398
            4/30/2002      14,048                              16,802
            5/31/2002      14,118                              16,897
            6/30/2002      14,275                              17,098
            7/31/2002      14,426                              17,308
            8/31/2002      14,539                              17,524
            9/30/2002      14,865                              17,870
           10/31/2002      14,594                              17,597
           11/30/2002      14,478                              17,524
           12/31/2002      14,802                              17,922
            1/31/2003      14,698                              17,874
            2/28/2003      14,957                              18,137
            3/31/2003      14,963                              18,130

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.48% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2003 is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

THE ECONOMY

- The New Jersey economy in recent months has mirrored the weakness elsewhere in the nation. The twin worries of war and rising unemployment have dealt an especially harsh blow to leisure and hospitality jobs, as well as those in the air and transportation sectors. The state's March 2003 jobless rate was 5.9%, up from 5.7% a year ago.

- Consistent with an effort to maintain high credit quality, insured* general obligations (GOs) remained the Portfolio's largest sector weighting at March 31, 2003. Ample supply created good opportunities and geographic diversification among state bonds and local school district general obligations.

- One of the Portfolio's largest concentrations was in insured* hospital bonds. Management remained very selective with respect to hospital investments, focusing on competitive institutions that have favorable cost structures and a good market position.

- Insured* electric utilities and insured* water and sewer bonds played a significant role in the Portfolio. Because they are backed by fees for essential services, these issues tend to have relatively stable revenue streams and are, therefore, prized by investors in a slow economy.

- Management continued to adjust the Portfolio's coupon structure amid declining interest rates. In addition, management continued to upgrade call protection in order to protect against untimely calls and improve the Portfolio's appreciation potential.

THE FUND

- During the year ended March 31, 2003, the Fund's Class A and Class B shares had total returns of 7.45% and 6.63%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.30 on March 31, 2003 from $10.00 on March 31, 2002, and the reinvestment of $0.434 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.29 from $9.99, and the reinvestment of $0.354 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on March 31, 2003 of $10.30 per share for Class A and $10.29 per share for Class B, the Fund's distribution rates were 4.03% and 3.28%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.01% and 5.71%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2003 were 2.94% and 2.25%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.11% and 3.91%, respectively.(4)

RATING DISTRIBUTION(6)

AAA                              65.0%
AA                               16.0%
A                                 9.1%
BBB                               6.0%
BB                                1.0%
Rated                             2.9%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax.
     (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.51% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Rating Distribution is as of 3/31/03 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class
     B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
as of March 31, 2003



PERFORMANCE(7)                                     CLASS A     CLASS B
----------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                            7.45%       6.63%
Five Years                                          4.48        3.69
Ten Years                                           N.A.        3.94
Life of Fund+                                       5.08        4.34

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                            5.04%       3.63%
Five Years                                          4.00        3.69
Ten Years                                           N.A.        3.94
Life of Fund+                                       4.72        4.34

+Inception date: Class A: 6/27/96; Class B: 6/1/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MARCH 31, 1993 -- MARCH 31, 2003

       NEW JERSEY LIMITED MATURITY MUNICIPALS FUND- CLASS B
                       Inception: 6/1/92

---------------------------------------------------------------------------
                            FUND           FUND                LEHMAN 7
                          VALUE AT      VALUE WITH          YEAR MUNI BOND
        DATE                 NAV       SALES CHARGE             INDEX
---------------------------------------------------------------------------
            3/31/1993      10,000          N/A                  10,000
            4/30/1993      10,080                               10,062
            5/31/1993      10,123                               10,092
            6/30/1993      10,249                               10,277
            7/31/1993      10,258                               10,278
            8/31/1993      10,398                               10,461
            9/30/1993      10,476                               10,575
           10/31/1993      10,475                               10,603
           11/30/1993      10,405                               10,509
           12/31/1993      10,564                               10,702
            1/31/1994      10,667                               10,816
            2/28/1994      10,452                               10,581
            3/31/1994      10,144                               10,298
            4/30/1994      10,216                               10,374
            5/31/1994      10,273                               10,425
            6/30/1994      10,229                               10,407
            7/31/1994      10,350                               10,553
            8/31/1994      10,369                               10,609
            9/30/1994      10,285                               10,507
           10/31/1994      10,171                               10,402
           11/30/1994      10,032                               10,250
           12/31/1994      10,188                               10,405
            1/31/1995      10,360                               10,600
            2/28/1995      10,530                               10,839
            3/31/1995      10,603                               10,952
            4/30/1995      10,597                               10,981
            5/31/1995      10,799                               11,273
            6/30/1995      10,738                               11,263
            7/31/1995      10,838                               11,407
            8/31/1995      10,914                               11,541
            9/30/1995      10,970                               11,585
           10/31/1995      11,070                               11,686
           11/30/1995      11,202                               11,815
           12/31/1995      11,247                               11,878
            1/31/1996      11,316                               11,993
            2/29/1996      11,242                               11,952
            3/31/1996      11,111                               11,835
            4/30/1996      11,048                               11,813
            5/31/1996      11,017                               11,795
            6/30/1996      11,100                               11,887
            7/31/1996      11,222                               11,985
            8/31/1996      11,191                               11,991
            9/30/1996      11,308                               12,100
           10/31/1996      11,365                               12,230
           11/30/1996      11,537                               12,434
           12/31/1996      11,507                               12,396
            1/31/1997      11,554                               12,441
            2/28/1997      11,641                               12,544
            3/31/1997      11,503                               12,382
            4/30/1997      11,538                               12,445
            5/31/1997      11,678                               12,602
            6/30/1997      11,775                               12,722
            7/31/1997      12,007                               13,017
            8/31/1997      11,871                               12,925
            9/30/1997      11,979                               13,061
           10/31/1997      12,005                               13,138
           11/30/1997      12,047                               13,185
           12/31/1997      12,187                               13,346
            1/31/1998      12,296                               13,486
            2/28/1998      12,291                               13,498
            3/31/1998      12,277                               13,499
            4/30/1998      12,196                               13,420
            5/31/1998      12,377                               13,618
            6/30/1998      12,392                               13,656
            7/31/1998      12,406                               13,701
            8/31/1998      12,568                               13,909
            9/30/1998      12,677                               14,089
           10/31/1998      12,655                               14,109
           11/30/1998      12,648                               14,147
           12/31/1998      12,660                               14,177
            1/31/1999      12,786                               14,384
            2/28/1999      12,717                               14,303
            3/31/1999      12,703                               14,297
            4/30/1999      12,743                               14,332
            5/31/1999      12,661                               14,261
            6/30/1999      12,488                               14,054
            7/31/1999      12,527                               14,149
            8/31/1999      12,433                               14,118
            9/30/1999      12,397                               14,170
           10/31/1999      12,273                               14,110
           11/30/1999      12,377                               14,213
           12/31/1999      12,291                               14,157
            1/31/2000      12,235                               14,122
            2/29/2000      12,323                               14,180
            3/31/2000      12,515                               14,381
            4/30/2000      12,457                               14,327
            5/31/2000      12,379                               14,295
            6/30/2000      12,641                               14,615
            7/31/2000      12,788                               14,799
            8/31/2000      12,931                               14,992
            9/30/2000      12,882                               14,947
           10/31/2000      12,977                               15,074
           11/30/2000      13,032                               15,144
           12/31/2000      13,310                               15,441
            1/31/2001      13,407                               15,703
            2/28/2001      13,435                               15,715
            3/31/2001      13,541                               15,841
            4/30/2001      13,412                               15,698
            5/31/2001      13,520                               15,878
            6/30/2001      13,617                               15,956
            7/31/2001      13,769                               16,155
            8/31/2001      13,961                               16,399
            9/30/2001      13,834                               16,394
           10/31/2001      13,927                               16,559
           11/30/2001      13,780                               16,375
           12/31/2001      13,676                               16,241
            1/31/2002      13,854                               16,548
            2/28/2002      14,036                               16,765
            3/31/2002      13,800                               16,398
            4/30/2002      14,011                               16,802
            5/31/2002      14,095                               16,897
            6/30/2002      14,210                               17,098
            7/31/2002      14,346                               17,308
            8/31/2002      14,444                               17,524
            9/30/2002      14,671                               17,870
           10/31/2002      14,373                               17,597
           11/30/2002      14,328                               17,524
           12/31/2002      14,624                               17,922
            1/31/2003      14,507                               17,874
            2/28/2003      14,723                               18,137
            3/31/2003      14,715                               18,130

*Source: Thomson Financial. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $13,977 on March 31, 2003; $13,662 including maximum 2.25% sales charge. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.82% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2003 is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

THE ECONOMY

- The New York economy has yet to regain its pre-September 11 level of employment. The key financial services sector remained under pressure, as the equity markets experienced continued volatility and underwriting was below the pace of previous years. The state's March 2003 jobless rate was 6.0%, unchanged from a year ago.

- Insured* general obligations (GOs) were the portfolio's largest sector weighting at March 31, 2003. With a focus on issuers we believed likely to weather an uncertain revenue outlook, the Portfolio's holdings represented bonds of high quality.

- Escrowed bonds were a significant investment for the Portfolio. Pre-refunded and backed by Treasury bonds, escrowed issues are considered high quality and are valued by investors in a weak credit environment.

- Lease revenue/certificates of participation - used by cities and special districts to provide lease financing for various projects - were a large holding. The economies of scale of a pooled issue can provide low fixed-rate interest costs, an attractive feature.

- The Portfolio continued to pursue a relative-value approach, looking for value in relatively cheap sectors of the market. We also continued to improve call protection, thereby adding potential for capital appreciation without sacrificing yield.

THE FUND

- During the year ended March 31, 2003, the Fund's Class A, Class B and Class C shares had total returns of 8.32%, 7.61% and 7.49%, respectively.(1) For
  Class A, this return resulted from an increase in net asset value (NAV) per share to $10.77 on March 31, 2003 from $10.36 on March 31, 2002, and the reinvestment of $0.440 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.76 on March 31, 2003 from $10.34 on March 31, 2002, and the reinvestment of $0.358 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $10.23 on March 31, 2003 from $9.84 on March 31, 2002, and the reinvestment of $0.337 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003 of $10.77 per share for Class A, $10.76 per share for Class B and $10.23 per share for Class C, the Fund's distribution rates were 3.90%, 3.14% and 3.13%, respectively.(3) The distribution rates are equivalent to taxable rates of 6.82%, 5.49% and 5.47%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2003 were 3.12%, 2.44% and 2.43%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 5.46%, 4.27% and 4.25%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

AAA                       52.5%
AA                        28.6%
A                         11.0%
BBB                        3.8%
CC                         0.3%
Non-Rated                  3.8%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal, state and New York City income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.81% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution is as of 3/31/03 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
as of March 31, 2003


PERFORMANCE(7)                                       CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                             8.32%       7.61%       7.49%
Five Years                                           5.01        4.23        4.28
Ten Years                                            N.A.        4.34        N.A.
Life of Fund+                                        5.64        4.74        4.05

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                             5.87%       4.61%       6.49%
Five Years                                           4.53        4.23        4.28
Ten Years                                            N.A.        4.34        N.A.
Life of Fund+                                        5.29        4.74        4.05

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN
BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MARCH 31, 1993 -- MARCH 31, 2003

               NEW YORK LIMITED MATURITY MUNICIPALS FUND- CLASS B
                                Inception: 5/29/92

-------------------------------------------------------------------------------
                            FUND           FUND                   LEHMAN 7
                          VALUE AT      VALUE WITH             YEAR MUNI BOND
        DATE                 NAV       SALES CHARGE                INDEX
-------------------------------------------------------------------------------
            3/31/1993      10,000           N/A                    10,000
            4/30/1993      10,071                                  10,062
            5/31/1993      10,105                                  10,092
            6/30/1993      10,241                                  10,277
            7/31/1993      10,261                                  10,278
            8/31/1993      10,429                                  10,461
            9/30/1993      10,507                                  10,575
           10/31/1993      10,516                                  10,603
           11/30/1993      10,436                                  10,509
           12/31/1993      10,595                                  10,702
            1/31/1994      10,698                                  10,816
            2/28/1994      10,473                                  10,581
            3/31/1994      10,146                                  10,298
            4/30/1994      10,218                                  10,374
            5/31/1994      10,286                                  10,425
            6/30/1994      10,263                                  10,407
            7/31/1994      10,383                                  10,553
            8/31/1994      10,393                                  10,609
            9/30/1994      10,288                                  10,507
           10/31/1994      10,174                                  10,402
           11/30/1994       9,994                                  10,250
           12/31/1994      10,146                                  10,405
            1/31/1995      10,328                                  10,600
            2/28/1995      10,530                                  10,839
            3/31/1995      10,593                                  10,952
            4/30/1995      10,598                                  10,981
            5/31/1995      10,799                                  11,273
            6/30/1995      10,770                                  11,263
            7/31/1995      10,870                                  11,407
            8/31/1995      10,968                                  11,541
            9/30/1995      10,992                                  11,585
           10/31/1995      11,092                                  11,686
           11/30/1995      11,203                                  11,815
           12/31/1995      11,259                                  11,878
            1/31/1996      11,328                                  11,993
            2/29/1996      11,254                                  11,952
            3/31/1996      11,135                                  11,835
            4/30/1996      11,094                                  11,813
            5/31/1996      11,063                                  11,795
            6/30/1996      11,135                                  11,887
            7/31/1996      11,201                                  11,985
            8/31/1996      11,182                                  11,991
            9/30/1996      11,298                                  12,100
           10/31/1996      11,377                                  12,230
           11/30/1996      11,560                                  12,434
           12/31/1996      11,496                                  12,396
            1/31/1997      11,475                                  12,441
            2/28/1997      11,561                                  12,544
            3/31/1997      11,446                                  12,382
            4/30/1997      11,527                                  12,445
            5/31/1997      11,678                                  12,602
            6/30/1997      11,785                                  12,722
            7/31/1997      12,074                                  13,017
            8/31/1997      11,974                                  12,925
            9/30/1997      12,082                                  13,061
           10/31/1997      12,107                                  13,138
           11/30/1997      12,160                                  13,185
           12/31/1997      12,335                                  13,346
            1/31/1998      12,420                                  13,486
            2/28/1998      12,438                                  13,498
            3/31/1998      12,436                                  13,499
            4/30/1998      12,343                                  13,420
            5/31/1998      12,523                                  13,618
            6/30/1998      12,550                                  13,656
            7/31/1998      12,564                                  13,701
            8/31/1998      12,749                                  13,909
            9/30/1998      12,906                                  14,089
           10/31/1998      12,860                                  14,109
           11/30/1998      12,877                                  14,147
           12/31/1998      12,914                                  14,177
            1/31/1999      13,028                                  14,384
            2/28/1999      12,984                                  14,303
            3/31/1999      12,958                                  14,297
            4/30/1999      12,999                                  14,332
            5/31/1999      12,930                                  14,261
            6/30/1999      12,746                                  14,054
            7/31/1999      12,785                                  14,149
            8/31/1999      12,666                                  14,118
            9/30/1999      12,644                                  14,170
           10/31/1999      12,471                                  14,110
           11/30/1999      12,575                                  14,213
           12/31/1999      12,490                                  14,157
            1/31/2000      12,409                                  14,122
            2/29/2000      12,536                                  14,180
            3/31/2000      12,791                                  14,381
            4/30/2000      12,708                                  14,327
            5/31/2000      12,606                                  14,295
            6/30/2000      12,918                                  14,615
            7/31/2000      13,091                                  14,799
            8/31/2000      13,260                                  14,992
            9/30/2000      13,186                                  14,947
           10/31/2000      13,320                                  15,074
           11/30/2000      13,388                                  15,144
           12/31/2000      13,718                                  15,441
            1/31/2001      13,841                                  15,703
            2/28/2001      13,870                                  15,715
            3/31/2001      13,976                                  15,841
            4/30/2001      13,822                                  15,698
            5/31/2001      13,970                                  15,878
            6/30/2001      14,067                                  15,956
            7/31/2001      14,246                                  16,155
            8/31/2001      14,463                                  16,399
            9/30/2001      14,256                                  16,394
           10/31/2001      14,349                                  16,559
           11/30/2001      14,217                                  16,375
           12/31/2001      14,128                                  16,241
            1/31/2002      14,306                                  16,548
            2/28/2002      14,475                                  16,765
            3/31/2002      14,214                                  16,398
            4/30/2002      14,452                                  16,802
            5/31/2002      14,564                                  16,897
            6/30/2002      14,679                                  17,098
            7/31/2002      14,843                                  17,308
            8/31/2002      14,969                                  17,524
            9/30/2002      15,251                                  17,870
           10/31/2002      14,927                                  17,597
           11/30/2002      14,840                                  17,524
           12/31/2002      15,205                                  17,922
            1/31/2003      15,032                                  17,874
            2/28/2003      15,303                                  18,137
            3/31/2003      15,296                                  18,130

*Source: Thomson Financial. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.
 An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $14,490 on March 31, 2003; $14,165, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $14,474 on March 31, 2003. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.71% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2003 is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

THE ECONOMY

- Ohio's economy was a mixed picture in early 2003. Manufacturing showed some improvement, as stronger demand brought idle capacity back on-line. However, commercial construction remained weak, reflecting sluggish business conditions and governmental budget concerns. The state's March 2003 jobless rate was 6.1%, up from 5.8% a year ago.

- Insured* general obligations bonds represented the Portfolio's largest sector weighting at March 31, 2003. In a weak economic climate, an emphasis on high-quality bonds of issuers with sound finances boosted performance, as a decline in interest rates generated a strong market rally during much of the fiscal year.

- Hospital bonds constituted a major investment. In a very competitive hospital environment, management emphasized well-regarded institutions whose care specialities and professional standing give them a unique competitive niche.

- Lease revenue/certificates of participation remained significant investments for the Portfolio. Used as financing alternatives for transportation and utilities projects, these issues afford borrowers access to financing capital, flexibility and competitive interest rates.

- Management continued to update the Portfolio's coupon distribution to reflect the sharp decline in interest rates. In addition, management continued to upgrade call protection to protect against untimely calls and improve the Portfolio's appreciation potential.

THE FUND

- During the year ended March 31, 2003, the Fund's Class A and Class B shares had total returns of 8.52% and 7.64%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.01 on March 31, 2003 from $9.59 on March 31, 2002, and the reinvestment of $0.386 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.00 from $9.59, and the reinvestment of $0.314 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on March 31, 2003 of $10.01 per share for Class A and $10.00 per share for Class B, the Fund's distribution rates were 3.72% and 3.00%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 6.55% and 5.28%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2003 were 2.74% and 2.05%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 4.82% and 3.61%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

AAA                       59.5%
AA                        17.1%
A                         10.3%
BBB                        2.1%
BB                         1.9%
Non-Rated                  9.1%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 43.21% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution is as of 3/31/03 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
as of March 31, 2003



PERFORMANCE(7)                                     CLASS A     CLASS B
----------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                           8.52%       7.64%
Five Years                                         4.23        3.49
Life of Fund+                                      4.81        3.95

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                           6.09%       4.64%
Five Years                                         3.76        3.49
Life of Fund+                                      4.44        3.95

+Inception date: Class A: 10/22/96; Class B: 4/16/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN
BROTHERS 7-YEAR MUNICIPAL BOND INDEX* APRIL 30, 1993 -- MARCH 31, 2003

                  OHIO LIMITED MATURITY MUNICIPALS FUND-CLASS B
                                 Inception: 4/16/93

----------------------------------------------------------------------------
                           FUND           FUND                 LEHMAN 7
                         VALUE AT      VALUE WITH           YEAR MUNI BOND
         DATE               NAV       SALES CHARGE              INDEX
----------------------------------------------------------------------------
            4/30/1993      10,000          N/A                  10,000
            5/31/1993       9,990                               10,030
            6/30/1993      10,149                               10,213
            7/31/1993      10,176                               10,215
            8/31/1993      10,348                               10,396
            9/30/1993      10,446                               10,510
           10/31/1993      10,452                               10,537
           11/30/1993      10,389                               10,444
           12/31/1993      10,561                               10,636
            1/31/1994      10,674                               10,749
            2/28/1994      10,431                               10,516
            3/31/1994      10,113                               10,235
            4/30/1994      10,206                               10,310
            5/31/1994      10,253                               10,361
            6/30/1994      10,217                               10,343
            7/31/1994      10,350                               10,488
            8/31/1994      10,369                               10,543
            9/30/1994      10,260                               10,442
           10/31/1994      10,140                               10,337
           11/30/1994       9,996                               10,187
           12/31/1994      10,136                               10,341
            1/31/1995      10,322                               10,535
            2/28/1995      10,484                               10,772
            3/31/1995      10,558                               10,884
            4/30/1995      10,551                               10,913
            5/31/1995      10,767                               11,204
            6/30/1995      10,715                               11,194
            7/31/1995      10,784                               11,336
            8/31/1995      10,894                               11,470
            9/30/1995      10,952                               11,514
           10/31/1995      11,065                               11,614
           11/30/1995      11,166                               11,742
           12/31/1995      11,224                               11,804
            1/31/1996      11,271                               11,919
            2/29/1996      11,217                               11,878
            3/31/1996      11,094                               11,762
            4/30/1996      11,062                               11,740
            5/31/1996      11,041                               11,723
            6/30/1996      11,161                               11,813
            7/31/1996      11,218                               11,911
            8/31/1996      11,211                               11,917
            9/30/1996      11,343                               12,025
           10/31/1996      11,414                               12,154
           11/30/1996      11,603                               12,357
           12/31/1996      11,562                               12,319
            1/31/1997      11,542                               12,364
            2/28/1997      11,666                               12,467
            3/31/1997      11,525                               12,305
            4/30/1997      11,598                               12,368
            5/31/1997      11,743                               12,524
            6/30/1997      11,831                               12,643
            7/31/1997      12,083                               12,936
            8/31/1997      11,992                               12,845
            9/30/1997      12,068                               12,981
           10/31/1997      12,096                               13,057
           11/30/1997      12,140                               13,103
           12/31/1997      12,273                               13,264
            1/31/1998      12,386                               13,403
            2/28/1998      12,394                               13,415
            3/31/1998      12,381                               13,416
            4/30/1998      12,335                               13,338
            5/31/1998      12,486                               13,534
            6/30/1998      12,502                               13,572
            7/31/1998      12,518                               13,617
            8/31/1998      12,673                               13,824
            9/30/1998      12,762                               14,002
           10/31/1998      12,741                               14,022
           11/30/1998      12,758                               14,060
           12/31/1998      12,797                               14,090
            1/31/1999      12,927                               14,295
            2/28/1999      12,856                               14,214
            3/31/1999      12,830                               14,209
            4/30/1999      12,833                               14,243
            5/31/1999      12,775                               14,173
            6/30/1999      12,585                               13,968
            7/31/1999      12,613                               14,062
            8/31/1999      12,502                               14,031
            9/30/1999      12,491                               14,082
           10/31/1999      12,364                               14,023
           11/30/1999      12,445                               14,125
           12/31/1999      12,342                               14,070
            1/31/2000      12,230                               14,035
            2/29/2000      12,307                               14,093
            3/31/2000      12,452                               14,293
            4/30/2000      12,404                               14,239
            5/31/2000      12,309                               14,207
            6/30/2000      12,564                               14,524
            7/31/2000      12,728                               14,708
            8/31/2000      12,875                               14,900
            9/30/2000      12,851                               14,854
           10/31/2000      12,839                               14,981
           11/30/2000      12,881                               15,051
           12/31/2000      13,167                               15,346
            1/31/2001      13,293                               15,606
            2/28/2001      13,321                               15,618
            3/31/2001      13,402                               15,743
            4/30/2001      13,254                               15,601
            5/31/2001      13,378                               15,780
            6/30/2001      13,491                               15,858
            7/31/2001      13,660                               16,055
            8/31/2001      13,757                               16,298
            9/30/2001      13,720                               16,293
           10/31/2001      13,813                               16,457
           11/30/2001      13,671                               16,274
           12/31/2001      13,571                               16,141
            1/31/2002      13,707                               16,445
            2/28/2002      13,874                               16,662
            3/31/2002      13,655                               16,297
            4/30/2002      13,880                               16,698
            5/31/2002      13,961                               16,793
            6/30/2002      14,117                               16,992
            7/31/2002      14,267                               17,201
            8/31/2002      14,364                               17,416
            9/30/2002      14,621                               17,760
           10/31/2002      14,367                               17,489
           11/30/2002      14,274                               17,416
           12/31/2002      14,558                               17,811
            1/31/2003      14,448                               17,764
            2/28/2003      14,709                               18,025
            3/31/2003      14,697                               18,018

*Source: Thomson Financial. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 10/22/96 at net asset value would have been worth $13,535 on March 31, 2003; $13,226, including maximum 2.25% sales charge. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.56% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2003 is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY

- The Pennsylvania economy has found recovery elusive in recent months, as manufacturers continued to shed jobs. The service sector generated some growth, however, with the government and health care areas generating the most jobs. The state's March 2003 jobless rate was 5.8%, up from 5.5% a year ago.

- Insured* general obligations bonds were the Portfolio's largest sector weighting at March 31, 2003. With state and local communities reporting lower revenues, insured* bonds provided quality and an added measure of security in a difficult economic climate.

- The hospital sector remained a major focus of the Portfolio, with investments spread across a diversified range of facilities throughout the state. Management emphasized competitive, financially sound institutions possessing a strong market share in their communities.

- Escrowed bonds were a large Portfolio commitment. Pre-refunded and backed by Treasury bonds, escrowed issues provide attractive coupons, are deemed very high quality and are highly valued in a weak economy.

- As interest rates declined significantly during the fiscal year, management continued to adjust the Portfolio's average coupon and call protection. Selected Puerto Rico bonds gave the Portfolio additional flexibility to refresh the coupon structure and add call protection.

THE FUND

- During the year ended March 31, 2003, the Fund's Class A, Class B and Class C shares had total returns of 7.97%, 7.14% and 7.11%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.47 on March 31, 2003 from $10.13 on March 31, 2002, and the reinvestment of $0.454 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.46 on March 31, 2003 from $10.12 on March 31, 2002, and the reinvestment of $0.373 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.91 on March 31, 2003 from $9.59 on March 31, 2002, and the reinvestment of $0.352 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003 of $10.47 per share for Class A, $10.46 for Class B and $9.91 for Class C, the Fund's distribution rates were 4.20%, 3.44% and 3.36%, respectively.(3) The distribution rates are equivalent to taxable rates of 7.04%, 5.76% and 5.63%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2003 were 3.51%, 2.84% and 2.84%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 5.88%, 4.76% and 4.76%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

AAA                       73.6%
A                          6.4%
BBB                        9.9%
BB                         1.3%
B                          1.0%
BBB                        0.3%
Non-Rated                  7.5%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares shares. (2) A portion of the Fund's income may be subject to federal, state and local income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 40.32% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution is as of 3/31/03 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


FUND INFORMATION
as of March 31, 2003


PERFORMANCE(7)                                       CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                             7.97%       7.14%       7.11%
Five Years                                           4.41        3.63        3.67
Ten Years                                            N.A.        4.11        N.A.
Life of Fund+                                        5.25        4.54        3.79

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                             5.57%       4.14%       6.11%
Five Years                                           3.94        3.63        3.67
Ten Years                                            N.A.        4.11        N.A.
Life of Fund+                                        4.89        4.54        3.79

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MARCH 31, 1993 -- MARCH 31, 2003

             PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND- CLASS B
                                  Inception: 6/1/92

--------------------------------------------------------------------------
                           FUND           FUND            LEHMAN 7
                         VALUE AT      VALUE WITH       YEAR MUNI BOND
          DATE              NAV       SALES CHARGE         INDEX
--------------------------------------------------------------------------
            3/31/1993      10,000         N/A              10,000
            4/30/1993      10,090                          10,062
            5/31/1993      10,134                          10,092
            6/30/1993      10,251                          10,277
            7/31/1993      10,262                          10,278
            8/31/1993      10,433                          10,461
            9/30/1993      10,512                          10,575
           10/31/1993      10,522                          10,603
           11/30/1993      10,444                          10,509
           12/31/1993      10,635                          10,702
            1/31/1994      10,728                          10,816
            2/28/1994      10,515                          10,581
            3/31/1994      10,188                          10,298
            4/30/1994      10,272                          10,374
            5/31/1994      10,320                          10,425
            6/30/1994      10,288                          10,407
            7/31/1994      10,429                          10,553
            8/31/1994      10,439                          10,609
            9/30/1994      10,336                          10,507
           10/31/1994      10,223                          10,402
           11/30/1994      10,075                          10,250
           12/31/1994      10,230                          10,405
            1/31/1995      10,392                          10,600
            2/28/1995      10,594                          10,839
            3/31/1995      10,648                          10,952
            4/30/1995      10,664                          10,981
            5/31/1995      10,866                          11,273
            6/30/1995      10,827                          11,263
            7/31/1995      10,917                          11,407
            8/31/1995      11,005                          11,541
            9/30/1995      11,041                          11,585
           10/31/1995      11,131                          11,686
           11/30/1995      11,242                          11,815
           12/31/1995      11,288                          11,878
            1/31/1996      11,347                          11,993
            2/29/1996      11,285                          11,952
            3/31/1996      11,177                          11,835
            4/30/1996      11,115                          11,813
            5/31/1996      11,096                          11,795
            6/30/1996      11,159                          11,887
            7/31/1996      11,226                          11,985
            8/31/1996      11,241                          11,991
            9/30/1996      11,347                          12,100
           10/31/1996      11,417                          12,230
           11/30/1996      11,590                          12,434
           12/31/1996      11,550                          12,396
            1/31/1997      11,564                          12,441
            2/28/1997      11,652                          12,544
            3/31/1997      11,526                          12,382
            4/30/1997      11,586                          12,445
            5/31/1997      11,727                          12,602
            6/30/1997      11,836                          12,722
            7/31/1997      12,127                          13,017
            8/31/1997      12,016                          12,925
            9/30/1997      12,125                          13,061
           10/31/1997      12,152                          13,138
           11/30/1997      12,206                          13,185
           12/31/1997      12,371                          13,346
            1/31/1998      12,493                          13,486
            2/28/1998      12,489                          13,498
            3/31/1998      12,512                          13,499
            4/30/1998      12,432                          13,420
            5/31/1998      12,590                          13,618
            6/30/1998      12,618                          13,656
            7/31/1998      12,597                          13,701
            8/31/1998      12,773                          13,909
            9/30/1998      12,871                          14,089
           10/31/1998      12,838                          14,109
           11/30/1998      12,844                          14,147
           12/31/1998      12,870                          14,177
            1/31/1999      12,997                          14,384
            2/28/1999      12,942                          14,303
            3/31/1999      12,928                          14,297
            4/30/1999      12,969                          14,332
            5/31/1999      12,912                          14,261
            6/30/1999      12,726                          14,054
            7/31/1999      12,740                          14,149
            8/31/1999      12,620                          14,118
            9/30/1999      12,584                          14,170
           10/31/1999      12,410                          14,110
           11/30/1999      12,526                          14,213
           12/31/1999      12,414                          14,157
            1/31/2000      12,307                          14,122
            2/29/2000      12,408                          14,180
            3/31/2000      12,625                          14,381
            4/30/2000      12,579                          14,327
            5/31/2000      12,476                          14,295
            6/30/2000      12,737                          14,615
            7/31/2000      12,883                          14,799
            8/31/2000      13,052                          14,992
            9/30/2000      13,003                          14,947
           10/31/2000      13,111                          15,074
           11/30/2000      13,152                          15,144
           12/31/2000      13,403                          15,441
            1/31/2001      13,513                          15,703
            2/28/2001      13,554                          15,715
            3/31/2001      13,646                          15,841
            4/30/2001      13,504                          15,698
            5/31/2001      13,638                          15,878
            6/30/2001      13,735                          15,956
            7/31/2001      13,900                          16,155
            8/31/2001      14,051                          16,399
            9/30/2001      13,964                          16,394
           10/31/2001      14,071                          16,559
           11/30/2001      13,965                          16,375
           12/31/2001      13,861                          16,241
            1/31/2002      14,039                          16,548
            2/28/2002      14,234                          16,765
            3/31/2002      13,958                          16,398
            4/30/2002      14,196                          16,802
            5/31/2002      14,281                          16,897
            6/30/2002      14,412                          17,098
            7/31/2002      14,550                          17,308
            8/31/2002      14,651                          17,524
            9/30/2002      14,936                          17,870
           10/31/2002      14,569                          17,597
           11/30/2002      14,485                          17,524
           12/31/2002      14,826                          17,922
            1/31/2003      14,698                          17,874
            2/28/2003      14,945                          18,137
            3/31/2003      14,954                          18,130

*Source: Thomson Financial. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.
 An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $14,128 on March 31, 2003; $13,812, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $14,144 on March 31, 2003. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2003 is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                 CALIFORNIA     FLORIDA     MASSACHUSETTS
                                LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost              $30,540,426   $65,690,130    $68,613,306
   Unrealized appreciation        1,690,518     3,138,749      3,355,920
-------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $32,230,944   $68,828,879    $71,969,226
-------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $   351,562   $    71,665    $   123,519
-------------------------------------------------------------------------
TOTAL ASSETS                    $32,582,506   $68,900,544    $72,092,745
-------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $   671,036   $   670,597    $   316,601
Dividends payable                    45,258        84,456         86,424
Payable to affiliate for
   service fees                          --         1,673          1,874
Accrued expenses                      9,349        10,543          9,579
-------------------------------------------------------------------------
TOTAL LIABILITIES               $   725,643   $   767,269    $   414,478
-------------------------------------------------------------------------
NET ASSETS                      $31,856,863   $68,133,275    $71,678,267
-------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------
Paid-in capital                 $32,503,640   $68,779,310    $70,848,784
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (2,307,722)   (3,745,210)    (2,497,445)
Accumulated distributions in
   excess of net investment
   income                           (29,573)      (39,574)       (28,992)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          1,690,518     3,138,749      3,355,920
-------------------------------------------------------------------------
TOTAL                           $31,856,863   $68,133,275    $71,678,267
-------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------
NET ASSETS                      $26,749,625   $47,033,176    $47,320,664
SHARES OUTSTANDING                2,537,704     4,486,287      4,529,601
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.54   $     10.48    $     10.45
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 97.75 of
      net asset value per
      share)                    $     10.78   $     10.72    $     10.69
-------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------
NET ASSETS                      $ 5,107,238   $ 8,216,735    $ 9,127,006
SHARES OUTSTANDING                  486,195       784,410        874,918
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.50   $     10.48    $     10.43
-------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------
NET ASSETS                      $        --   $12,883,364    $15,230,597
SHARES OUTSTANDING                       --     1,302,317      1,522,154
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --   $      9.89    $     10.01
-------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                 NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
--------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost              $45,137,140   $ 97,625,434  $19,908,125   $55,593,140
   Unrealized appreciation        2,419,538      4,214,550    1,209,735     2,363,983
--------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $47,556,678   $101,839,984  $21,117,860   $57,957,123
--------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $   201,769   $  1,042,446  $        --   $   226,165
--------------------------------------------------------------------------------------
TOTAL ASSETS                    $47,758,447   $102,882,430  $21,117,860   $58,183,288
--------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    10,639   $      9,158  $        --   $    15,005
Dividends payable                    63,549        123,270       29,003        70,597
Payable to affiliate for
   service fees                          --          3,401           --         1,857
Accrued expenses                     13,092         16,878        8,399        14,982
--------------------------------------------------------------------------------------
TOTAL LIABILITIES               $    87,280   $    152,707  $    37,402   $   102,441
--------------------------------------------------------------------------------------
NET ASSETS                      $47,671,167   $102,729,723  $21,080,458   $58,080,847
--------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------
Paid-in capital                 $47,732,147   $100,080,663  $21,127,065   $57,623,692
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (2,417,249)    (1,442,220)  (1,272,456)   (1,892,449)
Accumulated undistributed
   (distributions in excess
   of) net investment income        (63,269)      (123,270)      16,114       (14,379)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          2,419,538      4,214,550    1,209,735     2,363,983
--------------------------------------------------------------------------------------
TOTAL                           $47,671,167   $102,729,723  $21,080,458   $58,080,847
--------------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------------
NET ASSETS                      $39,572,183   $ 60,721,257  $18,312,948   $33,579,874
SHARES OUTSTANDING                3,843,120      5,635,519    1,828,680     3,207,990
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.30   $      10.77  $     10.01   $     10.47
MAXIMUM OFFERING PRICE PER
   SHARE
   (100 DIVIDED BY 97.75 of
      net asset value per
      share)                    $     10.54   $      11.02  $     10.24   $     10.71
--------------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------------
NET ASSETS                      $ 8,098,984   $ 14,227,099  $ 2,767,510   $ 9,312,799
SHARES OUTSTANDING                  787,226      1,322,241      276,702       890,039
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.29   $      10.76  $     10.00   $     10.46
--------------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------------
NET ASSETS                      $        --   $ 27,781,367  $        --   $15,188,174
SHARES OUTSTANDING                       --      2,715,707           --     1,531,939
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --   $      10.23  $        --   $      9.91
--------------------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2003

                                 CALIFORNIA     FLORIDA     MASSACHUSETTS
                                LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $1,249,436    $2,617,102    $2,729,999
Expenses allocated from
   Portfolio                       (158,032)     (289,161)     (311,816)
-------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $1,091,404    $2,327,941    $2,418,183
-------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------
Trustees' fees and expenses      $      195    $    1,033    $    1,033
Distribution and service fees
   Class A                           32,831        58,576        59,676
   Class B                           31,753        48,648        56,248
   Class C                               --        83,624        94,753
Legal and accounting services        15,082        15,121        15,229
Printing and postage                  3,808         7,591         9,722
Custodian fee                         8,025        10,267        10,943
Transfer and dividend
   disbursing agent fees             11,994        24,476        28,830
Registration fees                        --         1,213            --
Miscellaneous                         4,860         5,836         4,964
-------------------------------------------------------------------------
TOTAL EXPENSES                   $  108,548    $  256,385    $  281,398
-------------------------------------------------------------------------

NET INVESTMENT INCOME            $  982,856    $2,071,556    $2,136,785
-------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
-------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $   71,467    $   82,077    $  (61,508)
   Financial futures contracts     (238,356)     (345,141)     (591,260)
-------------------------------------------------------------------------
NET REALIZED LOSS                $ (166,889)   $ (263,064)   $ (652,768)
-------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $1,137,016    $2,339,151    $3,029,433
   Financial futures contracts          431       (48,734)        2,407
-------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $1,137,447    $2,290,417    $3,031,840
-------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                          $  970,558    $2,027,353    $2,379,072
-------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $1,953,414    $4,098,909    $4,515,857
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2003

                                 NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
--------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $2,135,029    $3,771,340    $  960,779    $2,389,369
Expenses allocated from
   Portfolio                       (247,763)     (419,929)     (127,345)     (265,123)
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $1,887,266    $3,351,411    $  833,434    $2,124,246
--------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------
Trustees' fees and expenses      $      195    $    1,948    $      195    $      195
Distribution and service fees
   Class A                           55,555        78,889        26,408        46,767
   Class B                           46,994        86,630        15,065        50,488
   Class C                               --       143,303            --        91,079
Legal and accounting services        17,998        16,141        16,498        15,192
Printing and postage                  8,448        13,350         3,021         9,116
Custodian fee                         9,242        13,484         8,076         9,769
Transfer and dividend
   disbursing agent fees             24,105        44,751         9,437        32,760
Registration fees                        --           532            --            --
Miscellaneous                         4,608         6,553         3,923         3,967
--------------------------------------------------------------------------------------
TOTAL EXPENSES                   $  167,145    $  405,581    $   82,623    $  259,333
--------------------------------------------------------------------------------------

NET INVESTMENT INCOME            $1,720,121    $2,945,830    $  750,811    $1,864,913
--------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
--------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $  (33,170)   $ (109,979)   $ (136,314)   $      929
   Financial futures contracts     (540,066)     (406,060)     (253,642)     (508,194)
--------------------------------------------------------------------------------------
NET REALIZED LOSS                $ (573,236)   $ (516,039)   $ (389,956)   $ (507,265)
--------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $1,723,448    $3,035,863    $1,181,349    $1,995,534
   Financial futures contracts          579       (14,764)        2,427        (2,477)
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $1,724,027    $3,021,099    $1,183,776    $1,993,057
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                          $1,150,791    $2,505,060    $  793,820    $1,485,792
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $2,870,912    $5,450,890    $1,544,631    $3,350,705
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2003

                                    CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND
----------------------------------------------------------------------------
From operations --
   Net investment income           $   982,856   $ 2,071,556    $ 2,136,785
   Net realized loss                  (166,889)     (263,064)      (652,768)
   Net change in unrealized
      appreciation (depreciation)    1,137,447     2,290,417      3,031,840
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 1,953,414   $ 4,098,909    $ 4,515,857
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (855,852)  $(1,558,493)   $(1,640,144)
      Class B                         (112,454)     (175,412)      (206,756)
      Class C                               --      (299,549)      (344,202)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $  (968,306)  $(2,033,454)   $(2,191,102)
----------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 9,552,177   $15,219,619    $16,841,232
      Class B                        4,118,691     7,836,856      6,611,478
      Class C                               --    11,471,524     11,147,074
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          383,719       606,632        918,858
      Class B                           54,812        69,773        140,180
      Class C                               --        96,143        202,031
   Cost of shares redeemed
      Class A                       (5,167,389)   (5,669,800)    (7,017,909)
      Class B                         (540,300)     (800,253)      (777,994)
      Class C                               --    (3,317,031)    (2,160,999)
   Net asset value of shares
      exchanged
      Class A                          367,743     1,700,222      1,054,957
      Class B                         (367,743)   (1,700,222)    (1,054,957)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 8,401,710   $25,513,463    $25,903,951
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 9,386,818   $27,578,918    $28,228,706
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of year               $22,470,045   $40,554,357    $43,449,561
----------------------------------------------------------------------------
AT END OF YEAR                     $31,856,863   $68,133,275    $71,678,267
----------------------------------------------------------------------------
Accumulated distributions
in excess of net
investment income included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                     $   (29,573)  $   (39,574)   $   (28,992)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2003

                                    NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 1,720,121   $  2,945,830  $   750,811   $ 1,864,913
   Net realized loss                  (573,236)      (516,039)    (389,956)     (507,265)
   Net change in unrealized
      appreciation (depreciation)    1,724,027      3,021,099    1,183,776     1,993,057
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 2,870,912   $  5,450,890  $ 1,544,631   $ 3,350,705
-----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $(1,548,193)  $ (2,136,145) $  (680,332)  $(1,348,823)
      Class B                         (174,617)      (313,901)     (52,210)     (196,155)
      Class C                               --       (511,881)          --      (355,711)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(1,722,810)  $ (2,961,927) $  (732,542)  $(1,900,689)
-----------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 6,563,103   $ 19,496,524  $ 2,366,199   $ 5,261,484
      Class B                        6,081,577     17,034,410    1,909,066     7,062,062
      Class C                               --     23,654,077           --    10,685,595
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                        1,011,422      1,224,591      378,784       606,582
      Class B                           73,687        154,998       12,301       107,850
      Class C                               --        266,231           --       172,173
   Cost of shares redeemed
      Class A                       (4,350,653)    (9,962,800)  (1,677,178)   (3,302,740)
      Class B                         (906,192)    (4,742,406)    (420,776)     (486,037)
      Class C                               --     (3,926,747)          --    (3,226,152)
   Net asset value of shares
      exchanged
      Class A                          407,426      3,294,416      192,826       151,519
      Class B                         (407,426)    (3,294,416)    (192,826)     (151,519)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 8,472,944   $ 43,198,878  $ 2,568,396   $16,880,817
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 9,621,046   $ 45,687,841  $ 3,380,485   $18,330,833
-----------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------
At beginning of year               $38,050,121   $ 57,041,882  $17,699,973   $39,750,014
-----------------------------------------------------------------------------------------
AT END OF YEAR                     $47,671,167   $102,729,723  $21,080,458   $58,080,847
-----------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------
AT END OF YEAR                     $   (63,269)  $   (123,270) $    16,114   $   (14,379)
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                    CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND
----------------------------------------------------------------------------
From operations --
   Net investment income           $   897,691   $ 1,665,151    $ 1,689,989
   Net realized gain                    26,643        97,348         59,661
   Net change in unrealized
      appreciation (depreciation)     (404,987)     (426,067)      (628,573)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $   519,347   $ 1,336,432    $ 1,121,077
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (836,656)  $(1,475,428)   $(1,473,582)
      Class B                          (60,383)      (92,257)      (106,545)
      Class C                               --      (110,747)      (131,334)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $  (897,039)  $(1,678,432)   $(1,711,461)
----------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 2,901,555   $ 2,430,093    $ 3,017,784
      Class B                        1,188,057     1,870,660      2,796,200
      Class C                               --     2,759,456      3,443,798
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          352,873       582,690        781,423
      Class B                           20,383        32,526         77,078
      Class C                               --        29,393         56,705
   Cost of shares redeemed
      Class A                       (1,980,365)   (4,300,670)    (2,920,535)
      Class B                       (1,102,570)     (745,304)      (387,333)
      Class C                               --    (1,029,846)      (351,923)
   Net asset value of shares
      exchanged
      Class A                          233,192     3,415,560        670,995
      Class B                         (233,192)   (3,415,560)      (670,995)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 1,379,933   $ 1,628,998    $ 6,513,197
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 1,002,241   $ 1,286,998    $ 5,922,813
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year               $21,467,804   $39,267,359    $37,526,748
----------------------------------------------------------------------------
AT END OF YEAR                     $22,470,045   $40,554,357    $43,449,561
----------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                     $   (39,850)  $   (73,602)   $    31,274
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                    NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 1,575,988   $ 2,273,538   $   683,677   $ 1,579,747
   Net realized gain (loss)            210,977       230,873       (71,986)      (45,590)
   Net change in unrealized
      appreciation (depreciation)     (820,474)   (1,189,970)     (193,516)     (478,492)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $   966,491   $ 1,314,441   $   418,175   $ 1,055,665
-----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $(1,528,176)  $(2,005,634)  $  (692,056)  $(1,329,228)
      Class B                          (82,892)     (147,249)      (39,202)      (81,217)
      Class C                               --      (167,035)           --      (205,029)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(1,611,068)  $(2,319,918)  $  (731,258)  $(1,615,474)
-----------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 5,668,787   $ 4,218,280   $ 2,355,666   $ 2,021,878
      Class B                        2,282,640     3,484,646     1,076,409     2,085,454
      Class C                               --     6,044,707            --     3,482,398
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          943,683     1,143,164       435,841       567,681
      Class B                           51,077        62,671        17,373        40,828
      Class C                               --       112,861            --       111,264
   Cost of shares redeemed
      Class A                       (2,994,603)   (5,597,045)   (1,811,658)   (2,438,822)
      Class B                         (622,537)     (855,172)     (625,749)     (457,897)
      Class C                               --    (1,175,096)           --      (641,664)
   Net asset value of shares
      exchanged
      Class A                          988,991     2,000,241       573,924     1,264,357
      Class B                         (988,991)   (2,000,241)     (573,924)   (1,264,357)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 5,329,047   $ 7,439,016   $ 1,447,882   $ 4,771,120
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 4,684,470   $ 6,433,539   $ 1,134,799   $ 4,211,311
-----------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------
At beginning of year               $33,365,651   $50,608,343   $16,565,174   $35,538,703
-----------------------------------------------------------------------------------------
AT END OF YEAR                     $38,050,121   $57,041,882   $17,699,973   $39,750,014
-----------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------
AT END OF YEAR                     $   (56,835)  $  (102,697)  $    (2,078)  $    27,160
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CALIFORNIA LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.100           $10.260            $ 9.700        $10.350      $10.330
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.414           $ 0.430            $ 0.440        $ 0.440      $ 0.453
Net realized and unrealized
   gain (loss)                        0.436            (0.160)             0.559         (0.640)       0.030
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.850           $ 0.270            $ 0.999        $(0.200)     $ 0.483
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.410)          $(0.430)           $(0.439)       $(0.450)     $(0.463)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.410)          $(0.430)           $(0.439)       $(0.450)     $(0.463)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.540           $10.100            $10.260        $ 9.700      $10.350
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        8.56%             2.65%             10.54%         (1.88)%       4.56%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $26,750           $20,747            $19,578        $20,448      $26,170
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.96%             1.02%              1.03%          1.04%        0.95%
   Expenses after custodian
      fee reduction(4)                 0.94%             1.00%              1.00%          1.04%        0.94%
   Net investment income               3.97%             4.19%              4.42%          4.48%        4.37%
Portfolio Turnover of the
   Portfolio                              7%                9%                 8%            13%          29%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.17% to 4.19%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CALIFORNIA LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.070           $10.260            $ 9.700        $10.350        $10.330
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.333           $ 0.353            $ 0.365        $ 0.366        $ 0.382
Net realized and unrealized
   gain (loss)                        0.432            (0.185)             0.564         (0.636)         0.025
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.765           $ 0.168            $ 0.929        $(0.270)       $ 0.407
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.335)          $(0.358)           $(0.369)       $(0.380)       $(0.387)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.335)          $(0.358)           $(0.369)       $(0.380)       $(0.387)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.500           $10.070            $10.260        $ 9.700        $10.350
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.71%             1.64%              9.77%         (2.58)%         3.99%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 5,107           $ 1,723            $ 1,890        $ 2,088        $ 2,399
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.71%             1.77%              1.78%          1.79%          1.62%
   Expenses after custodian
      fee reduction(4)                 1.69%             1.75%              1.75%          1.79%          1.61%
   Net investment income               3.19%             3.44%              3.68%          3.73%          3.71%
Portfolio Turnover of the
   Portfolio                              7%                9%                 8%            13%            29%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 3.42% to 3.44%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         FLORIDA LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.050           $10.130            $ 9.670        $10.270        $10.290
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.420           $ 0.449            $ 0.449        $ 0.448        $ 0.453
Net realized and unrealized
   gain (loss)                        0.425            (0.077)             0.455         (0.597)        (0.018)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.845           $ 0.372            $ 0.904        $(0.149)       $ 0.435
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.415)          $(0.452)           $(0.444)       $(0.451)       $(0.455)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.415)          $(0.452)           $(0.444)       $(0.451)       $(0.455)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.480           $10.050            $10.130        $ 9.670        $10.270
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        8.59%             3.71%              9.59%         (1.43)%         4.10%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $47,033           $33,611            $31,754        $36,952        $49,355
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.84%             0.94%              0.95%          0.97%          0.90%
   Expenses after custodian
      fee reduction(4)                 0.81%             0.91%              0.93%          0.94%          0.88%
   Net investment income               4.07%             4.42%              4.57%          4.55%          4.38%
Portfolio Turnover of the
   Portfolio                             23%               15%                 7%            16%            16%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.41% to 4.42%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         FLORIDA LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.050           $10.130            $ 9.670        $10.270        $10.290
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.340           $ 0.377            $ 0.369        $ 0.374        $ 0.378
Net realized and unrealized
   gain (loss)                        0.433            (0.077)             0.460         (0.598)        (0.018)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.773           $ 0.300            $ 0.829        $(0.224)       $ 0.360
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.343)          $(0.380)           $(0.369)       $(0.376)       $(0.380)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.343)          $(0.380)           $(0.369)       $(0.376)       $(0.380)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.480           $10.050            $10.130        $ 9.670        $10.270
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.84%             2.98%              8.76%         (2.17)%         3.54%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 8,217           $ 2,621            $ 4,905        $ 4,907        $ 6,326
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.59%             1.69%              1.70%          1.71%          1.63%
   Expenses after custodian
      fee reduction(4)                 1.56%             1.66%              1.68%          1.68%          1.61%
   Net investment income               3.28%             3.72%              3.81%          3.80%          3.67%
Portfolio Turnover of the
   Portfolio                             23%               15%                 7%            16%            16%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.71% to 3.72%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         FLORIDA LIMITED FUND -- CLASS C
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.490           $ 9.570            $ 9.140        $ 9.710        $ 9.730
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.319           $ 0.348            $ 0.356        $ 0.354        $ 0.356
Net realized and unrealized
   gain (loss)                        0.404            (0.068)             0.423         (0.570)        (0.012)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.723           $ 0.280            $ 0.779        $(0.216)       $ 0.344
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.323)          $(0.360)           $(0.349)       $(0.354)       $(0.364)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.323)          $(0.360)           $(0.349)       $(0.354)       $(0.364)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.890           $ 9.490            $ 9.570        $ 9.140        $ 9.710
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.76%             2.93%              8.70%         (2.21)%         3.57%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $12,883           $ 4,322            $ 2,609        $ 2,946        $ 3,950
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.59%             1.69%              1.69%          1.71%          1.66%
   Expenses after custodian
      fee reduction(4)                 1.56%             1.66%              1.67%          1.68%          1.64%
   Net investment income               3.26%             3.63%              3.84%          3.80%          3.65%
Portfolio Turnover of the
   Portfolio                             23%               15%                 7%            16%            16%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      MASSACHUSETTS LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.980           $10.110            $ 9.680        $10.320        $10.330
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.413           $ 0.443            $ 0.462        $ 0.455        $ 0.450
Net realized and unrealized
   gain (loss)                        0.483            (0.124)             0.413         (0.648)        (0.004)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.896           $ 0.319            $ 0.875        $(0.193)       $ 0.446
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.426)          $(0.449)           $(0.445)       $(0.447)       $(0.456)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.426)          $(0.449)           $(0.445)       $(0.447)       $(0.456)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.450           $ 9.980            $10.110        $ 9.680        $10.320
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        9.17%             3.17%              9.26%         (1.85)%         4.19%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $47,321           $33,848            $32,736        $37,411        $43,436
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.85%             0.94%              0.95%          0.94%          0.94%
   Expenses after custodian
      fee reduction(4)                 0.83%             0.91%              0.92%          0.91%          0.91%
   Net investment income               4.01%             4.37%              4.70%          4.61%          4.35%
Portfolio Turnover of the
   Portfolio                             22%                8%                 8%            15%            19%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      MASSACHUSETTS LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.970           $10.110            $ 9.680        $10.320        $10.330
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.331           $ 0.364            $ 0.387        $ 0.380        $ 0.373
Net realized and unrealized
   gain (loss)                        0.475            (0.135)             0.410         (0.651)        (0.005)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.806           $ 0.229            $ 0.797        $(0.271)       $ 0.368
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.346)          $(0.369)           $(0.367)       $(0.369)       $(0.378)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.346)          $(0.369)           $(0.367)       $(0.369)       $(0.378)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.430           $ 9.970            $10.110        $ 9.680        $10.320
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        8.23%             2.27%              8.41%         (2.62)%         3.60%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 9,127           $ 3,969            $ 2,218        $ 2,000        $ 2,747
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.60%             1.69%              1.70%          1.69%          1.70%
   Expenses after custodian
      fee reduction(4)                 1.58%             1.66%              1.67%          1.66%          1.67%
   Net investment income               3.22%             3.59%              3.93%          3.84%          3.61%
Portfolio Turnover of the
   Portfolio                             22%                8%                 8%            15%            19%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      MASSACHUSETTS LIMITED FUND -- CLASS C
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.560           $ 9.680            $ 9.260        $ 9.860        $ 9.880
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.316           $ 0.348            $ 0.375        $ 0.364        $ 0.354
Net realized and unrealized
   gain (loss)                        0.465            (0.114)             0.395         (0.612)        (0.006)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.781           $ 0.234            $ 0.770        $(0.248)       $ 0.348
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.331)          $(0.354)           $(0.350)       $(0.352)       $(0.368)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.331)          $(0.354)           $(0.350)       $(0.352)       $(0.368)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.010           $ 9.560            $ 9.680        $ 9.260        $ 9.860
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        8.32%             2.40%              8.49%         (2.51)%         3.56%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $15,231           $ 5,632            $ 2,573        $ 4,561        $ 5,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.60%             1.69%              1.71%          1.69%          1.70%
   Expenses after custodian
      fee reduction(4)                 1.58%             1.66%              1.68%          1.66%          1.67%
   Net investment income               3.20%             3.58%              3.99%          3.87%          3.57%
Portfolio Turnover of the
   Portfolio                             22%                8%                 8%            15%            19%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.57% to 3.58%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      NEW JERSEY LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.000           $10.180          $ 9.780       $10.320        $10.350
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.427           $ 0.453          $ 0.470       $ 0.464        $ 0.463
Net realized and unrealized
   gain (loss)                        0.301            (0.169)           0.392        (0.540)        (0.030)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.728           $ 0.284          $ 0.862       $(0.076)       $ 0.433
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.428)          $(0.464)         $(0.462)      $(0.464)       $(0.463)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.428)          $(0.464)         $(0.462)      $(0.464)       $(0.463)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.300           $10.000          $10.180       $ 9.780        $10.320
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.45%             2.82%            9.04%        (0.70)%         4.04%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $39,572           $34,898          $30,889       $32,710        $36,591
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.90%             0.96%            0.98%         0.99%          0.95%
   Expenses after custodian
      fee reduction(4)                 0.89%             0.94%            0.96%         0.96%          0.95%
   Net investment income               4.17%             4.47%            4.73%         4.68%          4.47%
Portfolio Turnover of the
   Portfolio                             25%               17%              11%           15%            13%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.46% to 4.47%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      NEW JERSEY LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.990           $10.180          $ 9.780       $10.320        $10.350
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.343           $ 0.376          $ 0.411       $ 0.388        $ 0.383
Net realized and unrealized
   gain (loss)                        0.306            (0.182)           0.373        (0.542)        (0.028)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.649           $ 0.194          $ 0.784       $(0.154)       $ 0.355
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.349)          $(0.384)         $(0.384)      $(0.386)       $(0.385)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.349)          $(0.384)         $(0.384)      $(0.386)       $(0.385)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.290           $ 9.990          $10.180       $ 9.780        $10.320
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        6.63%             1.92%            8.19%        (1.48)%         3.46%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 8,099           $ 3,152          $ 2,476       $ 2,272        $ 3,056
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.65%             1.71%            1.73%         1.74%          1.72%
   Expenses after custodian
      fee reduction(4)                 1.64%             1.69%            1.71%         1.71%          1.72%
   Net investment income               3.35%             3.70%            3.97%         3.91%          3.70%
Portfolio Turnover of the
   Portfolio                             25%               17%              11%           15%            13%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.69% to 3.70%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       NEW YORK LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.360           $10.550          $10.030       $10.560        $10.510
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.430           $ 0.460          $ 0.470       $ 0.470        $ 0.468
Net realized and unrealized
   gain (loss)                        0.415            (0.180)           0.519        (0.529)         0.047
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.845           $ 0.280          $ 0.989       $(0.059)       $ 0.515
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.435)          $(0.470)         $(0.469)      $(0.471)       $(0.465)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.435)          $(0.470)         $(0.469)      $(0.471)       $(0.465)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.770           $10.360          $10.550       $10.030        $10.560
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        8.32%             2.67%           10.11%        (0.50)%         4.78%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $60,721           $44,811          $43,835       $45,773        $57,864
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.83%             0.92%            0.94%         0.96%          0.91%
   Expenses after custodian
      fee reduction(4)                 0.81%             0.89%            0.92%         0.93%          0.91%
   Net investment income               4.03%             4.37%            4.59%         4.63%          4.42%
Portfolio Turnover of the
   Portfolio                             18%               11%              10%           18%            17%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       NEW YORK LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.340           $10.550          $10.030       $10.560        $10.510
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.346           $ 0.378          $ 0.397       $ 0.391        $ 0.386
Net realized and unrealized
   gain (loss)                        0.428            (0.198)           0.512        (0.530)         0.050
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.774           $ 0.180          $ 0.909       $(0.139)       $ 0.436
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.354)          $(0.390)         $(0.389)      $(0.391)       $(0.386)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.354)          $(0.390)         $(0.389)      $(0.391)       $(0.386)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.760           $10.340          $10.550       $10.030        $10.560
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.61%             1.70%            9.26%        (1.29)%         4.20%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $14,227           $ 4,822          $ 4,227       $ 3,960        $ 5,078
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.58%             1.67%            1.69%         1.71%          1.68%
   Expenses after custodian
      fee reduction(4)                 1.56%             1.64%            1.67%         1.68%          1.68%
   Net investment income               3.24%             3.59%            3.83%         3.87%          3.67%
Portfolio Turnover of the
   Portfolio                             18%               11%              10%           18%            17%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       NEW YORK LIMITED FUND -- CLASS C
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.840           $10.010          $ 9.510       $10.000        $ 9.950
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.324           $ 0.356          $ 0.369       $ 0.364        $ 0.368
Net realized and unrealized
   gain (loss)                        0.401            (0.163)           0.493        (0.490)         0.053
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.725           $ 0.193          $ 0.862       $(0.126)       $ 0.421
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.335)          $(0.363)         $(0.362)      $(0.364)       $(0.371)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.335)          $(0.363)         $(0.362)      $(0.364)       $(0.371)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.230           $ 9.840          $10.010       $ 9.510        $10.000
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.49%             1.92%            9.26%        (1.22)%         4.28%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $27,781           $ 7,408          $ 2,547       $ 1,721        $ 2,737
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.58%             1.67%            1.68%         1.71%          1.67%
   Expenses after custodian
      fee reduction(4)                 1.56%             1.64%            1.66%         1.68%          1.67%
   Net investment income               3.19%             3.57%            3.83%         3.89%          3.65%
Portfolio Turnover of the
   Portfolio                             18%               11%              10%           18%            17%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.56% to 3.57%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           OHIO LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.590           $ 9.760            $ 9.430        $10.110        $10.140
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.392           $ 0.394            $ 0.431        $ 0.447        $ 0.458
Net realized and unrealized
   gain (loss)                        0.410            (0.142)             0.343         (0.672)        (0.019)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.802           $ 0.252            $ 0.774        $(0.225)       $ 0.439
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.382)          $(0.422)           $(0.444)       $(0.455)       $(0.469)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.382)          $(0.422)           $(0.444)       $(0.455)       $(0.469)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.010           $ 9.590            $ 9.760        $ 9.430        $10.110
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        8.52%             2.62%              8.42%         (2.22)%         4.19%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $18,313           $16,310            $15,046        $16,761        $20,375
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.03%             1.14%              1.18%          1.08%          1.03%
   Expenses after custodian
      fee reduction(4)                 1.02%             1.11%              1.14%          1.05%          1.00%
   Net investment income               3.96%             4.05%              4.53%          4.63%          4.51%
Portfolio Turnover of the
   Portfolio                             12%               19%                17%            13%            19%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           OHIO LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.590           $ 9.760            $ 9.430        $10.110        $10.140
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.314           $ 0.321            $ 0.361        $ 0.376        $ 0.386
Net realized and unrealized
   gain (loss)                        0.407            (0.139)             0.343         (0.672)        (0.023)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.721           $ 0.182            $ 0.704        $(0.296)       $ 0.363
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.311)          $(0.352)           $(0.374)       $(0.384)       $(0.393)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.311)          $(0.352)           $(0.374)       $(0.384)       $(0.393)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.000           $ 9.590            $ 9.760        $ 9.430        $10.110
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.64%             1.89%              7.63%         (2.94)%         3.62%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,768           $ 1,390            $ 1,519        $ 2,041        $ 2,205
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.78%             1.89%              1.93%          1.83%          1.75%
   Expenses after custodian
      fee reduction(4)                 1.77%             1.86%              1.89%          1.80%          1.72%
   Net investment income               3.17%             3.30%              3.79%          3.89%          3.79%
Portfolio Turnover of the
   Portfolio                             12%               19%                17%            13%            19%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       PENNSYLVANIA LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.130           $10.270            $ 9.870        $10.500        $10.550
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.440           $ 0.453            $ 0.472        $ 0.473        $ 0.477
Net realized and unrealized
   gain (loss)                        0.349            (0.130)             0.388         (0.641)        (0.051)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.789           $ 0.323            $ 0.860        $(0.168)       $ 0.426
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.449)          $(0.463)           $(0.460)       $(0.462)       $(0.476)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.449)          $(0.463)           $(0.460)       $(0.462)       $(0.476)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.470           $10.130            $10.270        $ 9.870        $10.500
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.97%             3.18%              8.94%         (1.57)%         3.90%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $33,580           $29,845            $28,840        $31,851        $41,048
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.89%             0.97%              0.99%          0.99%          0.94%
   Expenses after custodian
      fee reduction(4)                 0.87%             0.92%              0.96%          0.97%          0.92%
   Net investment income               4.24%             4.41%              4.72%          4.69%          4.52%
Portfolio Turnover of the
   Portfolio                              3%               20%                 6%            11%            16%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.40% to 4.41%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       PENNSYLVANIA LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.120           $10.270            $ 9.870        $10.500        $10.550
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.355           $ 0.372            $ 0.397        $ 0.383        $ 0.400
Net realized and unrealized
   gain (loss)                        0.354            (0.138)             0.384         (0.630)        (0.053)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.709           $ 0.234            $ 0.781        $(0.247)       $ 0.347
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.369)          $(0.384)           $(0.381)       $(0.383)       $(0.397)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.369)          $(0.384)           $(0.381)       $(0.383)       $(0.397)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.460           $10.120            $10.270        $ 9.870        $10.500
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.14%             2.28%              8.08%         (2.34)%         3.33%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 9,313           $ 2,643            $ 2,286        $ 2,423        $ 3,787
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.64%             1.72%              1.74%          1.74%          1.69%
   Expenses after custodian
      fee reduction(4)                 1.62%             1.67%              1.71%          1.72%          1.67%
   Net investment income               3.42%             3.63%              3.96%          3.93%          3.79%
Portfolio Turnover of the
   Portfolio                              3%               20%                 6%            11%            16%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       PENNSYLVANIA LIMITED FUND -- CLASS C
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.590           $ 9.720            $ 9.340        $ 9.930        $ 9.980
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.339           $ 0.354            $ 0.376        $ 0.376        $ 0.374
Net realized and unrealized
   gain (loss)                        0.330            (0.121)             0.363         (0.605)        (0.042)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.669           $ 0.233            $ 0.739        $(0.229)       $ 0.332
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.349)          $(0.363)           $(0.359)       $(0.361)       $(0.382)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.349)          $(0.363)           $(0.359)       $(0.361)       $(0.382)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.910           $ 9.590            $ 9.720        $ 9.340        $ 9.930
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        7.11%             2.40%              8.08%         (2.29)%         3.36%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $15,188           $ 7,262            $ 4,413        $ 4,221        $ 5,803
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.64%             1.72%              1.73%          1.74%          1.71%
   Expenses after custodian
      fee reduction(4)                 1.62%             1.67%              1.70%          1.72%          1.69%
   Net investment income               3.44%             3.64%              3.96%          3.95%          3.74%
Portfolio Turnover of the
   Portfolio                              3%               20%                 6%            11%            16%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited
   Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the "Funds" or individually the "Fund". The Funds may offer three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.9% at March 31, 2003, for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- The Funds' net investment income consists of the Funds' pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of the Funds'.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2003, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a Fund Reorganization

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    California Limited Fund                   $  123,502  March 31, 2011
                                                  83,841  March 31, 2009
                                                  49,293  March 31, 2005
                                               2,010,530  March 31, 2004
    Florida Limited Fund                         200,399  March 31, 2011
                                                  80,496  March 31, 2009
                                                 355,608  March 31, 2006
                                                 133,020  March 31, 2005
                                               2,830,758  March 31, 2004
    Massachusetts Limited Fund                   506,705  March 31, 2011
                                                  35,096  March 31, 2010
                                                 136,941  March 31, 2009
                                                 197,971  March 31, 2006
                                                  30,086  March 31, 2005
                                               1,475,326  March 31, 2004
    New Jersey Limited Fund                      374,246  March 31, 2011
                                                 213,255  March 31, 2006
                                               1,649,416  March 31, 2004
    New York Limited Fund                        411,305  March 31, 2011
                                                  20,866  March 31, 2005
                                                 958,270  March 31, 2004
    Ohio Limited Fund                            366,442  March 31, 2011
                                                  69,085  March 31, 2010
                                                  36,233  March 31, 2009
                                                 762,343  March 31, 2004
    Pennsylvania Limited Fund                    400,339  March 31, 2011
                                                  59,482  March 31, 2010
                                                 245,499  March 31, 2009
                                                  25,743  March 31, 2005
                                               1,038,747  March 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   Additionally, at March 31, 2003, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund had net capital losses of $42,685, $408,765, $143,581, $176,303, $116,357, $34,355 and $109,215,
   respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's next taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   shareholders prior to February 1, 2004, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                              CALIFORNIA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        907,017      282,127
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  36,734       34,365
    Redemptions                                 (495,227)    (193,149)
    Exchange from Class B shares                  34,931       22,980
    ------------------------------------------------------------------
    NET INCREASE                                 483,455      146,323
    ------------------------------------------------------------------
                                              CALIFORNIA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        396,524      115,430
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   5,249        1,986
    Redemptions                                  (51,677)    (107,548)
    Exchange to Class A shares                   (35,008)     (22,980)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      315,088      (13,112)
    ------------------------------------------------------------------
                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                      1,466,875      239,041
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  58,635       57,335
    Redemptions                                 (548,435)    (424,604)
    Exchange from Class B shares                 164,408      337,964
    ------------------------------------------------------------------
    NET INCREASE                               1,141,483      209,736
    ------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        758,742      184,940
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   6,738        3,202
    Redemptions                                  (77,436)     (73,597)
    Exchange to Class A shares                  (164,493)    (337,964)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      523,551     (223,419)
    ------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS C                                      2003         2002
    ------------------------------------------------------------------
    Sales                                      1,176,388      286,972
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   9,853        3,063
    Redemptions                                 (339,290)    (107,141)
    ------------------------------------------------------------------
    NET INCREASE                                 846,951      182,894
    ------------------------------------------------------------------

                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2003          2002
    --------------------------------------------------------------------
    Sales                                      1,631,081       297,915
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  89,138        77,051
    Redemptions                                 (682,851)     (288,003)
    Exchange from Class B shares                 102,192        66,535
    --------------------------------------------------------------------
    NET INCREASE                               1,139,560       153,498
    --------------------------------------------------------------------

                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2003          2002
    --------------------------------------------------------------------
    Sales                                        640,913       276,084
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  13,620         7,602
    Redemptions                                  (75,411)      (38,299)
    Exchange to Class A shares                  (102,327)      (66,535)
    --------------------------------------------------------------------
    NET INCREASE                                 476,795       178,852
    --------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                       2003          2002
    --------------------------------------------------------------------
    Sales                                      1,130,253       354,115
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  20,498         5,843
    Redemptions                                 (217,891)      (36,457)
    --------------------------------------------------------------------
    NET INCREASE                                 932,860       323,501
    --------------------------------------------------------------------
                                               NEW JERSEY LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2003          2002
    --------------------------------------------------------------------
    Sales                                        641,508       558,160
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  98,758        93,004
    Redemptions                                 (426,064)     (294,752)
    Exchange from Class B shares                  39,987        97,682
    --------------------------------------------------------------------
    NET INCREASE                                 354,189       454,094
    --------------------------------------------------------------------

                                               NEW JERSEY LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2003          2002
    --------------------------------------------------------------------
    Sales                                        593,404       226,348
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   7,196         5,030
    Redemptions                                  (88,924)      (61,408)
    Exchange to Class A shares                   (40,022)      (97,682)
    --------------------------------------------------------------------
    NET INCREASE                                 471,654        72,288
    --------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2003          2002
    --------------------------------------------------------------------
    Sales                                      1,816,436       402,065
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 114,709       108,569
    Redemptions                                 (928,526)     (531,788)
    Exchange from Class B shares                 308,069       190,879
    --------------------------------------------------------------------
    NET INCREASE                               1,310,688       169,725
    --------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2003          2002
    --------------------------------------------------------------------
    Sales                                      1,285,666       331,928
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  14,507         5,959
    Redemptions                                 (135,750)      (81,541)
    Exchange to Class A shares                  (308,343)     (190,879)
    --------------------------------------------------------------------
    NET INCREASE                                 856,080        65,467
    --------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                       2003          2002
    --------------------------------------------------------------------
    Sales                                      2,324,782       605,703
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  26,321        11,311
    Redemptions                                 (388,441)     (118,441)
    --------------------------------------------------------------------
    NET INCREASE                               1,962,662       498,573
    --------------------------------------------------------------------

                                                  OHIO LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2003          2002
    --------------------------------------------------------------------
    Sales                                        240,158       241,128
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  38,281        44,769
    Redemptions                                 (169,724)     (185,876)
    Exchange from Class B shares                  19,666        59,239
    --------------------------------------------------------------------
    NET INCREASE                                 128,381       159,260
    --------------------------------------------------------------------

                                                  OHIO LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2003          2002
    --------------------------------------------------------------------
    Sales                                        192,628       111,136
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   1,244         1,787
    Redemptions                                  (42,458)      (64,307)
    Exchange to Class A shares                   (19,670)      (59,239)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                      131,744       (10,623)
    --------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2003          2002
    --------------------------------------------------------------------
    Sales                                        505,193       197,133
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  58,378        55,283
    Redemptions                                 (317,425)     (238,147)
    Exchange from Class B shares                  14,680       123,678
    --------------------------------------------------------------------
    NET INCREASE                                 260,826       137,947
    --------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2003          2002
    --------------------------------------------------------------------
    Sales                                        679,927       202,562
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  10,365         3,979
    Redemptions                                  (46,647)      (44,475)
    Exchange to Class A shares                   (14,683)     (123,678)
    --------------------------------------------------------------------
    NET INCREASE                                 628,962        38,388
    --------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                       2003          2002
    --------------------------------------------------------------------
    Sales                                      1,085,249       357,720
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  17,548        11,448
    Redemptions                                 (328,081)      (65,878)
    --------------------------------------------------------------------
    NET INCREASE                                 774,716       303,290
    --------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVMs or BMRs organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. The Funds were informed that EVM received $546, $1,093, $1,510, $1,227, $2,219, $452 and $1,476 from
   California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively for the year ended March 31, 2003. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $3,352, $5,425, $9,319, $6,794, $15,483, $3,329 and
   $6,179 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the year ended March 31, 2003.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3 1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the year ended March 31, 2003, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $26,461, $40,540, $46,873, $39,162, $72,192, $12,554, and $42,073,
   respectively for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   accrued $69,687, $78,961, $119,419 and $75,899, respectively for Class C shares, to or payable to EVD representing 0.75% of each Fund's Class B and Class C average daily net assets. At March 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $436,000, $840,000, $581,000, $533,000, $799,000, $653,000
   and $435,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $6,191,000, $2,005,000, $3,027,000 and $3,632,000, respectively for Class C shares.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the year ended March 31, 2003, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $32,831, $58,576, $59,676, $55,555, $78,889, $26,408, and $46,767, respectively, for
   Class A shares, and $5,292, $8,108, $9,375, $7,832, $14,438, $2,511, and
   $8,415, respectively, for Class B shares. For the year ended March 31, 2003, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $13,937, $15,792, $23,884, and $15,180, respectively, for
   Class C shares.
   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 2003, EVD received approximately $6,000, $7,000, $13,000, $10,000,
   $14,000, $6,000 and $3,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund were approximately $3,000, $4,000, $14,000 and $4,000, respectively, for Class C shares.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended March 31, 2003 were as follows:

    CALIFORNIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $13,750,055
    Decreases                                   6,040,253

    FLORIDA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $36,161,356
    Decreases                                  12,334,886

    MASSACHUSETTS LIMITED FUND
    -----------------------------------------------------
    Increases                                 $35,620,316
    Decreases                                  11,906,929

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

    NEW JERSEY LIMITED FUND
    -----------------------------------------------------
    Increases                                 $12,992,956
    Decreases                                   6,550,618

    NEW YORK LIMITED FUND
    -----------------------------------------------------
    Increases                                 $59,696,240
    Decreases                                  20,332,175

    OHIO LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 4,468,215
    Decreases                                   2,728,437

    PENNSYLVANIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $22,962,822
    Decreases                                   8,454,553

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE INVESTMENT TRUST AND THE SHAREHOLDERS OF CALIFORNIA LIMITED MATURITY MUNICIPALS FUND, FLORIDA LIMITED MATURITY MUNICIPALS FUND, MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND, NEW JERSEY LIMITED MATURITY MUNICIPALS FUND, NEW YORK LIMITED MATURITY MUNICIPALS FUND, OHIO LIMITED MATURITY MUNICIPALS FUND, AND PENNSYLVANIA LIMITED MATURITY
MUNICIPALS FUND:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund, and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (collectively, the "Funds") (certain of the Funds of Eaton Vance Investment Trust) as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Investment Trust as of March 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 9, 2003

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 0.8%
------------------------------------------------------------------------
     $  250        California Department Water Resource
                   Power Supply, 5.125%, 5/1/18              $   262,440
------------------------------------------------------------------------
                                                             $   262,440
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.4%
------------------------------------------------------------------------
     $  520        California Statewide Communities
                   Development Authority, (San Gabriel
                   Valley), Escrowed to Maturity,
                   5.50%, 9/1/14                             $   600,153
      1,000        Sacramento, Cogeneration Authority,
                   (Proctor & Gamble), Prefunded to 7/1/05,
                   6.50%, 7/1/21                               1,135,180
------------------------------------------------------------------------
                                                             $ 1,735,333
------------------------------------------------------------------------
General Obligations -- 2.5%
------------------------------------------------------------------------
     $  400        California, 5.25%, 2/1/14                 $   435,376
        350        Santa Clara Unified School District,
                   5.25%, 7/1/15                                 384,657
------------------------------------------------------------------------
                                                             $   820,033
------------------------------------------------------------------------
Hospital -- 4.3%
------------------------------------------------------------------------
     $  260        Eastern Plumas Health Care District,
                   7.50%, 8/1/07                             $   264,451
        200        San Benito Health Care District,
                   5.375%, 10/1/12                               194,142
        200        San Gorgonio Memorial Health Care
                   District, 5.80%, 5/1/14                       187,996
        400        Stockton Health Facilities, (Dameron
                   Hospital), 5.70%, 12/1/14                     418,748
        300        Torrance Hospital, (Torrance Memorial
                   Medical Center), 5.40%, 6/1/15                324,561
------------------------------------------------------------------------
                                                             $ 1,389,898
------------------------------------------------------------------------
Industrial Development Revenue -- 0.6%
------------------------------------------------------------------------
     $  200        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $   186,194
------------------------------------------------------------------------
                                                             $   186,194
------------------------------------------------------------------------
Insured-Education -- 3.8%
------------------------------------------------------------------------
     $  200        California Educational Facilities
                   Authority, (Loyola Marymount
                   University), (MBIA), 5.00%, 10/1/20       $   209,948
        475        California Educational Facilities
                   Authority, (San Diego University),
                   (AMBAC), 0.00%, 10/1/15                       270,512
        500        California Educational Facilities
                   Authority, (Santa Clara University),
                   (MBIA), 5.00%, 2/1/19                         526,785
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $  210        California University Foundation
                   Revenue, (Sacramento Auxiliary), (MBIA),
                   5.50%, 10/1/20                            $   230,601
------------------------------------------------------------------------
                                                             $ 1,237,846
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.5%
------------------------------------------------------------------------
     $1,000        California Pollution Control Financing
                   Authority, (San Diego Gas and Electric),
                   (MBIA), 5.90%, 6/1/14(1)                  $ 1,187,690
        500        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                                538,430
      1,000        Southern California Public Power
                   Authority, (AMBAC), 5.00%, 7/1/17           1,028,140
------------------------------------------------------------------------
                                                             $ 2,754,260
------------------------------------------------------------------------
Insured-Escrowed/Prerefunded -- 6.4%
------------------------------------------------------------------------
     $1,000        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   4.90%, 11/1/03                            $ 1,022,470
      1,000        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.125%, 11/1/05                             1,042,990
------------------------------------------------------------------------
                                                             $ 2,065,460
------------------------------------------------------------------------
Insured-General Obligations -- 25.1%
------------------------------------------------------------------------
     $  210        Azusa Unified School District, (FSA),
                   5.375%, 7/1/19                            $   229,326
        400        Barstow Unified School District, (FGIC),
                   5.25%, 8/1/18                                 434,868
        500        Burbank Unified School District,
                   (Election of 1997), (FGIC),
                   5.25%, 8/1/14                                 557,085
      1,000        Burbank Unified School District, (FGIC),
                   0.00%, 8/1/12                                 684,370
      1,080        Fillmore Unified School District,
                   (FGIC), 0.00%, 7/1/15                         623,516
        200        Jurupa Unified School District, (FGIC),
                   5.50%, 8/1/19                                 220,340
        750        Los Angeles Unified School District,
                   (Election of 1997), (MBIA),
                   5.125%, 7/1/21                                788,287
        500        Morgan Hill Unified School District,
                   (FGIC), 5.25%, 8/1/19                         539,915
        750        Mt. Diablo School District, (AMBAC),
                   5.70%, 8/1/14                                 836,752
        500        North Orange County Community College
                   District, (MBIA), 5.25%, 8/1/14               562,325
        500        Oak Grove School District, (Election of
                   1995), (FGIC), 5.00%, 8/1/16                  536,395
        500        San Diego Unified School District,
                   (FSA), 5.00%, 7/1/20                          526,405

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $  200        San Jose Unified School District, (FSA),
                   5.375%, 8/1/19                            $   218,298
      1,000        San Juan Unified School District, (FSA),
                   0.00%, 8/1/17                                 509,880
        250        Santa Clara Unified School District,
                   (MBIA), 5.375%, 7/1/19                        272,700
        705        Ukiah Unified School District, (FGIC),
                   0.00%, 8/1/10                                 538,719
------------------------------------------------------------------------
                                                             $ 8,079,181
------------------------------------------------------------------------
Insured-Hospital -- 4.9%
------------------------------------------------------------------------
     $  400        California Statewide Communities
                   Development Authority, (Sutter Health),
                   (FSA), 6.00%, 8/15/13                     $   467,224
      1,000        Tri-City Hospital District, (MBIA),
                   5.625%, 2/15/17                             1,105,860
------------------------------------------------------------------------
                                                             $ 1,573,084
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 7.1%
------------------------------------------------------------------------
     $2,000        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/19                             $   891,200
        750        California Public Works, (UCLA
                   Replacement Hospital), (FSA),
                   5.375%, 10/1/16                               833,033
        505        California State Public Works Board,
                   (Department of Corrections), (AMBAC),
                   5.25%, 12/1/13                                572,731
------------------------------------------------------------------------
                                                             $ 2,296,964
------------------------------------------------------------------------
Insured-Miscellaneous -- 1.8%
------------------------------------------------------------------------
     $  310        Puerto Rico Municipal Finance Agency,
                   (FSA), 5.25%, 8/1/21                      $   333,538
        230        Puerto Rico Public Finance Corp.,
                   (MBIA), 4.75%, 8/1/16                         243,869
------------------------------------------------------------------------
                                                             $   577,407
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.0%
------------------------------------------------------------------------
     $  500        Napa County Flood Protection and
                   Watershed Improvements Authority,
                   (FGIC), 5.00%, 6/15/18                    $   525,730
      1,000        San Mateo County Transportation
                   District, (MBIA), 5.25%, 6/1/17             1,127,770
        250        Santa Clara Valley Transportation
                   Authority, (MBIA), 5.00%, 6/1/17              266,093
------------------------------------------------------------------------
                                                             $ 1,919,593
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 4.8%
------------------------------------------------------------------------
     $  225        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/15                             $   261,572
        500        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/17                                 581,130
      1,000        San Joaquin Hills, Transportation
                   Corridor Agency Bridge & Toll Road,
                   (MBIA), 0.00%, 1/15/12                        699,680
------------------------------------------------------------------------
                                                             $ 1,542,382
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.3%
------------------------------------------------------------------------
     $  200        Sacramento County, Sanitation District
                   Financing Authority, (County Sanitation
                   District No. 1), (AMBAC), 5.50%, 12/1/18  $   222,576
        500        Sunnyvale Financing Authority Water and
                   Wastewater, (AMBAC), 5.00%, 10/1/22           516,250
------------------------------------------------------------------------
                                                             $   738,826
------------------------------------------------------------------------
Senior Living / Life Care -- 0.7%
------------------------------------------------------------------------
     $  250        ABAG Finance Authority, (American
                   Baptist Homes), 5.75%, 10/1/17            $   234,390
------------------------------------------------------------------------
                                                             $   234,390
------------------------------------------------------------------------
Special Tax Revenue -- 10.1%
------------------------------------------------------------------------
     $  300        Alameda Public Financing Authority,
                   5.45%, 9/2/14                             $   307,230
        200        Brentwood Infrastructure Financing
                   Authority, 5.50%, 9/2/12                      206,436
        200        Capistrano Unified School District,
                   5.65%, 9/1/15                                 205,610
        195        Corona Public Financing Authority,
                   5.70%, 9/1/13                                 197,129
        200        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.50%, 10/1/17                        209,608
        160        Murrueta Valley Unified School District,
                   5.70%, 9/1/17                                 159,384
        390        Pomona Redevelopment Agency, (West Holt
                   Avenue Redevelopment), 5.50%, 5/1/13          421,153
        295        Rancho Cucamonga Public Finance
                   Authority, 5.75%, 9/2/12                      316,615
        300        Roseville Special Tax, 6.00%, 9/1/11          325,566
        200        Santa Margarita Water District,
                   6.10%, 9/1/14                                 212,456
        200        Santaluz Community Facility District No.
                   2, 5.80%, 9/1/14                              206,926
        200        Torrance Redevelopment Agency,
                   5.50%, 9/1/12                                 211,130
        250        Whittier Public Financing Authority,
                   (Greenleaf Avenue Redevelopment),
                   5.50%, 11/1/16                                262,018
------------------------------------------------------------------------
                                                             $ 3,241,261
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 0.9%
------------------------------------------------------------------------
     $  290        Port Redwood City, (AMT), 5.40%, 6/1/19   $   296,450
------------------------------------------------------------------------
                                                             $   296,450
------------------------------------------------------------------------
Utilities -- 1.6%
------------------------------------------------------------------------
     $  500        Los Angeles Department of Water and
                   Power, (Crossover), 4.50%, 5/15/18        $   502,540
------------------------------------------------------------------------
                                                             $   502,540
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.6%
   (identified cost $29,781,439)                             $31,453,542
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                       $   777,413
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $32,230,955
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 72.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.0% to 31.2% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 5.1%
------------------------------------------------------------------------
     $  750        Hillsborough County IDA, Pollution
                   Control Revenue, (Tampa Electric Co.),
                   5.10%, 10/1/13                            $   725,730
      1,000        Jacksonville Electric Authority, (St.
                   Johns River Power Park),
                   5.375%, 10/1/16                             1,095,540
        500        JEA Electric System, 4.625%, 10/1/22          495,560
      1,100        Orlando Water and Electric Utilities
                   Commission, 5.25%, 10/1/20                  1,179,464
------------------------------------------------------------------------
                                                             $ 3,496,294
------------------------------------------------------------------------
General Obligations -- 2.0%
------------------------------------------------------------------------
     $1,250        Florida Board of Education,
                   5.55%, 6/1/11                             $ 1,381,737
------------------------------------------------------------------------
                                                             $ 1,381,737
------------------------------------------------------------------------
Hospital -- 3.7%
------------------------------------------------------------------------
     $  985        Escambia County Health Facilities
                   Authority, (Baptist Hospital, Inc. and
                   Baptist Manor, Inc.), 6.00%, 10/1/14      $ 1,001,410
      1,000        Highlands County Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/20                             1,010,320
        500        West Orange Healthcare District,
                   5.50%, 2/1/10                                 542,435
------------------------------------------------------------------------
                                                             $ 2,554,165
------------------------------------------------------------------------
Industrial Development Revenue -- 0.8%
------------------------------------------------------------------------
     $  500        Polk County IDA, (Cargill Fertilizer),
                   (AMT), 5.50%, 11/1/09                     $   548,685
------------------------------------------------------------------------
                                                             $   548,685
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.1%
------------------------------------------------------------------------
     $1,000        Brevard County Utility Revenue, (FGIC),
                   5.25%, 3/1/13                             $ 1,118,630
      2,000        Escambia County Utilities Authority,
                   (FGIC), 0.00%, 1/1/15                       1,200,000
      1,250        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                      1,420,912
      1,000        Tallahassee Consolidated Utilities
                   System, (FGIC), 5.50%, 10/1/18              1,156,310
------------------------------------------------------------------------
                                                             $ 4,895,852
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations -- 12.3%
------------------------------------------------------------------------
     $1,750        Dade County Local School District,
                   (MBIA), 5.00%, 2/15/15                    $ 1,870,942
        330        Dade County, (MBIA), 0.00%, 10/1/08           279,012
      1,000        Miami, (Homeland Defense), (MBIA),
                   0.00%, 1/1/12                                 697,790
      1,000        Miami, (MBIA), 5.375%, 9/1/15               1,120,720
        750        Miami-Dade County General Obligation,
                   (Fire and Rescue Service District),
                   (AMBAC), 5.25%, 4/1/17                        818,205
      1,000        Miami-Dade County School District,
                   (FSA), 5.375%, 8/1/15                       1,148,030
        750        New York, NY, (FGIC), 5.50%, 6/1/12           852,285
      1,500        Reedy Creek Improvements District,
                   (AMBAC), 5.375%, 6/1/15                     1,662,795
------------------------------------------------------------------------
                                                             $ 8,449,779
------------------------------------------------------------------------
Insured-Hospital -- 3.6%
------------------------------------------------------------------------
     $  750        Miami-Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.625%, 8/15/16                  $   847,335
      1,000        Saint Petersburg Health Facilities
                   Authority, (All Children's Hospital),
                   (AMBAC), 5.50%, 11/12/17                    1,114,130
        500        Sarasota County Public Hospital, (MBIA),
                   5.25%, 7/1/18                                 553,580
------------------------------------------------------------------------
                                                             $ 2,515,045
------------------------------------------------------------------------
Insured-Housing -- 2.6%
------------------------------------------------------------------------
     $  870        Florida Housing Finance Authority,
                   (Leigh Meadows Apartments), (AMBAC),
                   5.85%, 9/1/10                             $   928,551
        805        Florida Housing Finance Authority,
                   (Stottert Arms Apartments), (AMBAC),
                   5.90%, 9/1/10                                 860,078
------------------------------------------------------------------------
                                                             $ 1,788,629
------------------------------------------------------------------------
Insured-Miscellaneous -- 6.5%
------------------------------------------------------------------------
     $  350        Escambia County Tourist Development,
                   (MBIA), 5.00%, 10/1/19                    $   369,642
      1,100        Florida Board of Education Lottery
                   Revenue, (FGIC), 5.25%, 7/1/20              1,172,259
      1,500        Jacksonville Entitlement Revenue,
                   (Public Improvements), (FGIC),
                   5.00%, 10/1/21                              1,566,300
        750        Palm Beach County Public Improvements,
                   (Convention Center), (FGIC),
                   5.625%, 11/1/15                               850,890
        500        Saint Johns County IDA, (Professional
                   Golf Hall of Fame), (MBIA),
                   5.00%, 9/1/20                                 525,070
------------------------------------------------------------------------
                                                             $ 4,484,161
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Solid Waste -- 3.7%
------------------------------------------------------------------------
     $1,750        Dade County, Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.30%, 10/1/07                            $ 1,930,687
      1,100        Palm Beach Solid Waste Authority,
                   (AMBAC), 0.00%, 10/1/16                       594,924
------------------------------------------------------------------------
                                                             $ 2,525,611
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 10.1%
------------------------------------------------------------------------
     $  500        Cape Coral, Water and Sewer, (FSA),
                   4.80%, 7/1/09                             $   552,425
        990        Julington Creek Plantation Community
                   Development District, (MBIA),
                   4.75%, 5/1/19                               1,023,234
      2,000        Miami-Dade County Professional Sports
                   Franchise Facilities, (MBIA),
                   0.00%, 10/1/13                              1,296,260
      1,760        Osceola County Sales Tax, (FSA),
                   5.00%, 4/1/19                               1,837,246
        770        Seminole County Sales Tax, (FGIC),
                   5.375%, 10/1/19                               840,393
        595        St. Cloud, Sales Tax, (FGIC),
                   5.00%, 9/1/18                                 632,122
        250        St. Cloud, Sales Tax, (FGIC),
                   5.00%, 9/1/19                                 263,693
        500        Tamarac, Sales Tax, (FGIC),
                   5.00%, 4/1/18                                 531,455
------------------------------------------------------------------------
                                                             $ 6,976,828
------------------------------------------------------------------------
Insured-Transportation -- 7.6%
------------------------------------------------------------------------
     $1,000        Broward County Airport System, (MBIA),
                   5.375%, 10/1/13                           $ 1,078,820
      1,000        Canaveral Port Authority Improvements,
                   (FGIC), 5.00%, 6/1/19                       1,056,000
      1,750        Dade County, Seaport, (MBIA),
                   5.125%, 10/1/16(1)                          1,886,745
      1,080        Lee County Transportation Facility,
                   (AMBAC), 5.50%, 10/1/16                     1,207,732
------------------------------------------------------------------------
                                                             $ 5,229,297
------------------------------------------------------------------------
Insured-Water and Sewer -- 21.7%
------------------------------------------------------------------------
     $2,000        Boynton Beach Utility System, (FGIC),
                   5.50%, 11/1/17                            $ 2,322,960
      1,750        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/11                      1,942,465
        500        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/21                        530,350
        750        Hillsborough County, Capacity
                   Assessment, (FSA), 5.125%, 3/1/20             791,925
      2,000        Manatee County, Public Utilities,
                   (MBIA), 6.75%, 10/1/04                      2,161,560
      1,000        Port Saint Lucie Utility, (MBIA),
                   0.00%, 9/1/15                                 580,740
      2,000        Seacoast Utilities Authority Water and
                   Sewer, (FGIC), 5.50%, 3/1/16                2,312,300
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $1,320        Sebring Water and Wastewater, (FGIC),
                   5.25%, 1/1/15                             $ 1,470,665
      1,000        Sunrise Utilities Systems, (AMBAC),
                   5.20%, 10/1/22                              1,071,150
      1,000        Sunrise Utilities Systems, (AMBAC),
                   5.50%, 10/1/18                              1,150,100
        500        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19                575,840
------------------------------------------------------------------------
                                                             $14,910,055
------------------------------------------------------------------------
Nursing Home -- 2.0%
------------------------------------------------------------------------
     $  500        Citrus County, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $   500,000
        600        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                                536,604
        470        Orange County, Health Facilities
                   Authority, (Westminister Community Care
                   Services), 6.50%, 4/1/12                      360,664
------------------------------------------------------------------------
                                                             $ 1,397,268
------------------------------------------------------------------------
Senior Living / Life Care -- 1.5%
------------------------------------------------------------------------
     $  250        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                           $   236,210
        250        Lee County IDA, (Shell Point Village),
                   5.75%, 11/15/14                               256,783
        595        North Miami HFA, (Imperial Club),
                   6.75%, 1/1/33                                 513,324
------------------------------------------------------------------------
                                                             $ 1,006,317
------------------------------------------------------------------------
Special Tax Revenue -- 4.4%
------------------------------------------------------------------------
     $  155        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $   156,008
        295        Heritage Harbour South Community
                   Development District, (Capital
                   Improvements), 5.40%, 11/1/08                 294,776
        255        Heritage Palms Community Development
                   District, Capital Improvements,
                   6.25%, 11/1/04                                256,257
        100        Lexington Oaks Community Development
                   District, 6.70%, 5/1/07                       102,079
        365        Longleaf Community Development District,
                   6.20%, 5/1/09                                 343,571
        370        North Springs, Improvement District,
                   (Heron Bay), 7.00%, 5/1/19                    385,078
      1,000        Orlando Capital Improvements,
                   5.00%, 10/1/18                              1,045,150
        215        Stoneybrook West Community Development
                   District, 6.45%, 5/1/10                       218,459
         60        Vista Lakes Community Development
                   District, 6.35%, 5/1/05                        60,384

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  165        Waterlefe Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/10                             $   166,254
------------------------------------------------------------------------
                                                             $ 3,028,016
------------------------------------------------------------------------
Transportation -- 0.7%
------------------------------------------------------------------------
     $  425        Florida Turnpike Authority, (Department
                   of Transportation), 5.25%, 7/1/18         $   457,279
------------------------------------------------------------------------
                                                             $   457,279
------------------------------------------------------------------------
Utilities -- 1.5%
------------------------------------------------------------------------
     $  240        Orlando Utilities Commission Water and
                   Electric, 5.00%, 10/1/18                  $   254,047
        750        Orlando Utilities Commission Water and
                   Electric, 5.00%, 10/1/22                      776,678
------------------------------------------------------------------------
                                                             $ 1,030,725
------------------------------------------------------------------------
Water and Sewer -- 1.1%
------------------------------------------------------------------------
     $  750        Jacksonville Electric Authority, Water
                   and Sewer, 5.125%, 10/1/19                $   766,500
------------------------------------------------------------------------
                                                             $   766,500
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.0%
   (identified cost $64,352,754)                             $67,442,243
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%                       $ 1,386,646
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $68,828,889
------------------------------------------------------------------------

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 77.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.1% to 30.5% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 12.1%
------------------------------------------------------------------------
     $  580        Massachusetts Development Finance
                   Agency, (Massachusetts College of
                   Pharmacy), 5.00%, 7/1/11                  $   597,145
        400        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.55%, 7/1/19                                 410,880
      1,000        Massachusetts HEFA, (Boston College),
                   5.375%, 6/1/14                              1,136,810
      1,000        Massachusetts HEFA, (Harvard
                   University), 5.00%, 7/15/22                 1,048,000
        750        Massachusetts HEFA, (Tufts University),
                   5.50%, 8/15/15                                866,452
      1,125        Massachusetts IFA, (Babson College),
                   5.375%, 10/1/17                             1,187,404
        500        Massachusetts IFA, (Belmont Hill
                   School), 5.15%, 9/1/13                        528,890
        485        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                 494,812
      1,030        Massachusetts IFA, (Park School),
                   5.50%, 9/1/16                               1,131,393
        750        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.70%, 6/1/18                  780,442
        500        Massachusetts IFA, (Wentworth Institute
                   of Technology), 5.55%, 10/1/13                533,990
------------------------------------------------------------------------
                                                             $ 8,716,218
------------------------------------------------------------------------
Electric Utilities -- 0.7%
------------------------------------------------------------------------
     $  500        Massachusetts Development Finance
                   Agency, (Devens Electric System),
                   5.75%, 12/1/20                            $   521,625
------------------------------------------------------------------------
                                                             $   521,625
------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.5%
------------------------------------------------------------------------
     $  785        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/1/05,
                   5.75%, 3/1/18                             $   865,981
      1,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/13         1,100,290
      2,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20(1)      2,180,080
        680        Massachusetts Water Pollution Abatement
                   Trust, Escrowed to Maturity,
                   5.25%, 8/1/14                                 775,125
        400        Rail Connections, Inc., (Rte. 128
                   Parking Garage), Escrowed to Maturity,
                   5.30%, 7/1/09                                 456,216
------------------------------------------------------------------------
                                                             $ 5,377,692
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations -- 5.3%
------------------------------------------------------------------------
     $1,000        Boston, 5.00%, 2/1/18                     $ 1,060,760
        500        Burlington, 5.00%, 2/1/15                     550,960
        500        Burlington, 5.00%, 2/1/16                     550,045
        500        Falmouth, 5.25%, 2/1/16                       555,740
      1,000        Massachusetts, 5.00%, 11/1/14               1,079,160
------------------------------------------------------------------------
                                                             $ 3,796,665
------------------------------------------------------------------------
Health Care - Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  165        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                            $   150,122
        325        Massachusetts Development Finance
                   Agency, (New England Center for
                   Children), 5.30%, 11/1/08                     312,211
------------------------------------------------------------------------
                                                             $   462,333
------------------------------------------------------------------------
Hospital -- 9.7%
------------------------------------------------------------------------
     $  500        Massachusetts HEFA, (Baystate Medical
                   Center), 5.75%, 7/1/14                    $   549,405
        700        Massachusetts HEFA, (Berkshire Health
                   System), 4.50%, 10/1/05                       728,112
      1,315        Massachusetts HEFA, (Cape Cod
                   Healthcare), 5.25%, 11/15/13                1,333,305
        860        Massachusetts HEFA, (Central New England
                   Health Systems), 6.125%, 8/1/13               844,898
        500        Massachusetts HEFA, (Dana Farber Cancer
                   Institute), 6.50%, 12/1/05                    558,655
        770        Massachusetts HEFA, (Jordan Hospital),
                   5.00%, 10/1/11                                774,158
        750        Massachusetts HEFA,
                   (Milford-Whitinsville Regional
                   Hospital), 5.75%, 7/15/13                     797,737
        250        Massachusetts HEFA, (Partners Healthcare
                   System), 5.00%, 7/1/09                        274,182
      1,000        Massachusetts HEFA, (Partners Healthcare
                   System), 5.50%, 7/1/10                      1,118,540
------------------------------------------------------------------------
                                                             $ 6,978,992
------------------------------------------------------------------------
Insured-Education -- 2.5%
------------------------------------------------------------------------
     $1,560        Massachusetts College Building
                   Authority, (XLCA), 5.375%, 5/1/14         $ 1,764,656
------------------------------------------------------------------------
                                                             $ 1,764,656
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.7%
------------------------------------------------------------------------
     $2,120        Massachusetts Municipal Wholesale
                   Electric Co., (MBIA), 5.25%, 7/1/12       $ 2,365,623
      1,500        Puerto Rico Electric Power Authority,
                   (MBIA), 5.50%, 7/1/16                       1,743,870
------------------------------------------------------------------------
                                                             $ 4,109,493
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 5.0%
------------------------------------------------------------------------
     $2,000        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/1/05,
                   (AMBAC), 5.25%, 3/1/11                    $ 2,167,960
        400        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, (FGIC),
                   5.125%, 1/1/23                                432,788
        850        Route 3 North Transportation
                   Improvements Association, (MBIA),
                   Prerefunded to 6/15/10, 5.625%, 6/15/21       984,155
------------------------------------------------------------------------
                                                             $ 3,584,903
------------------------------------------------------------------------
Insured-General Obligations -- 15.6%
------------------------------------------------------------------------
     $1,000        Boston, (MBIA), 5.00%, 2/1/19             $ 1,059,610
      2,000        Dudley-Charlton Regional School
                   District, (FGIC), 5.125%, 6/15/13           2,241,220
      1,000        Fall River, (FSA), 5.25%, 2/1/14            1,135,760
        780        Groton-Dunstable Regional School
                   District, (FSA), 5.00%, 10/15/17              842,384
        750        Haverhill, (FGIC), 5.00%, 6/15/17             792,840
        715        Lancaster, (AMBAC), 5.00%, 4/15/19            763,384
        750        Lawrence, (MBIA), 5.00%, 3/15/13              835,883
      1,000        Massachusetts, (AMBAC), 5.00%, 7/1/12       1,107,190
        500        Puerto Rico Public Improvements, (XLCA),
                   5.25%, 7/1/17                                 563,580
      1,195        Puerto Rico, Public Improvements,
                   (XLCA), 5.25%, 7/1/16                       1,350,685
        500        Springfield, (MBIA), 5.25%, 1/15/15           553,385
------------------------------------------------------------------------
                                                             $11,245,921
------------------------------------------------------------------------
Insured-Hospital -- 3.0%
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $ 1,065,310
      1,000        Massachusetts HEFA, (New England Medical
                   Center Hospital), (FGIC),
                   5.375%, 5/15/15                             1,097,370
------------------------------------------------------------------------
                                                             $ 2,162,680
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 0.6%
------------------------------------------------------------------------
     $  380        Massachusetts Housing Finance Agency,
                   Single Family, (AMBAC), (AMT),
                   5.15%, 12/1/12                            $   397,731
------------------------------------------------------------------------
                                                             $   397,731
------------------------------------------------------------------------
Insured-Miscellaneous -- 1.1%
------------------------------------------------------------------------
     $  750        Boston Convention Center Act 1997,
                   (AMBAC), 5.00%, 5/1/16                    $   804,563
------------------------------------------------------------------------
                                                             $   804,563
------------------------------------------------------------------------
Insured-Solid Waste -- 3.1%
------------------------------------------------------------------------
     $1,000        Massachusetts Development Finance
                   Agency, (Semass System), (MBIA),
                   5.625%, 1/1/13                            $ 1,123,220
      1,000        Massachusetts Development Finance
                   Agency, (Semass System), (MBIA),
                   5.625%, 1/1/16                              1,105,290
------------------------------------------------------------------------
                                                             $ 2,228,510
------------------------------------------------------------------------
Insured-Transportation -- 8.4%
------------------------------------------------------------------------
     $1,630        Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System), (MBIA), 5.50%, 3/1/14            $ 1,867,035
      1,225        Massachusetts Port Authority, (FSA),
                   5.125%, 7/1/17                              1,290,966
      1,000        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/11                               1,155,750
        500        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/17                                 581,130
      1,000        Puerto Rico Highway and Transportation
                   Authority (FGIC), 5.50%, 7/1/15             1,155,110
------------------------------------------------------------------------
                                                             $ 6,049,991
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.5%
------------------------------------------------------------------------
     $1,650        Puerto Rico, ITEM & ECFA, (Guaynabo
                   Municipal Government), 5.375%, 7/1/06     $ 1,771,836
------------------------------------------------------------------------
                                                             $ 1,771,836
------------------------------------------------------------------------
Miscellaneous -- 2.0%
------------------------------------------------------------------------
     $1,000        Massachusetts Development Finance
                   Agency, (Jewish Philanthropies),
                   5.25%, 2/1/22                             $ 1,062,680
        350        Massachusetts Development Finance
                   Agency, (YMCA of Greater Boston),
                   5.25%, 11/1/13                                367,266
------------------------------------------------------------------------
                                                             $ 1,429,946
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Nursing Home -- 1.9%
------------------------------------------------------------------------
     $  425        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   395,199
        515        Massachusetts HEFA, (Christopher House),
                   6.25%, 1/1/07                                 519,208
        480        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                481,507
------------------------------------------------------------------------
                                                             $ 1,395,914
------------------------------------------------------------------------
Senior Living / Life Care -- 1.4%
------------------------------------------------------------------------
     $  600        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.60%, 7/1/19                             $   573,150
        490        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 465,025
------------------------------------------------------------------------
                                                             $ 1,038,175
------------------------------------------------------------------------
Solid Waste -- 1.3%
------------------------------------------------------------------------
     $1,000        Massachusetts IFA, (Ogden Haverhill),
                   (AMT), 5.50%, 12/1/13                     $   939,550
------------------------------------------------------------------------
                                                             $   939,550
------------------------------------------------------------------------
Special Tax Revenue -- 1.9%
------------------------------------------------------------------------
     $  750        Massachusetts Bay Transportation
                   Authority, Sales Tax, 5.25%, 7/1/16       $   845,235
        500        Massachusetts Special Obligations,
                   5.00%, 6/1/14                                 547,245
------------------------------------------------------------------------
                                                             $ 1,392,480
------------------------------------------------------------------------
Transportation -- 3.5%
------------------------------------------------------------------------
     $  215        Massachusetts Bay Transportation
                   Authority, 5.75%, 3/1/18                  $   234,952
      1,000        Massachusetts Port Authority, (AMT),
                   6.25%, 7/1/17                               1,105,450
      2,000        Massachusetts State Federal Highway
                   Grant Anticipation Notes,
                   0.00%, 6/15/15                              1,149,400
------------------------------------------------------------------------
                                                             $ 2,489,802
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 2.3%
------------------------------------------------------------------------
     $1,595        Massachusetts Water Pollution Abatement
                   Trust, 0.00%, 8/1/12                      $ 1,101,300
        500        Massachusetts Water Pollution Abatement
                   Trust, 5.25%, 2/1/12                          558,650
------------------------------------------------------------------------
                                                             $ 1,659,950
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $66,965,218)                             $70,319,626
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $ 1,649,611
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $71,969,237
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 46.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.2% to 16.6% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.3%
------------------------------------------------------------------------
     $  635        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                            $   639,324
------------------------------------------------------------------------
                                                             $   639,324
------------------------------------------------------------------------
Education -- 3.0%
------------------------------------------------------------------------
     $  750        New Jersey Educational Facilities
                   Authority, (Steven's Institute of
                   Technology), 5.00%, 7/1/11                $   801,397
        600        New Jersey Educational Facility
                   Authority, (Higher Education Capital
                   Improvements), 5.00%, 9/1/15                  643,530
------------------------------------------------------------------------
                                                             $ 1,444,927
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.9%
------------------------------------------------------------------------
     $  350        New Jersey EDA, (Kapkowski Road
                   Landfill), Prerefunded to 5/15/14,
                   6.375%, 4/1/18                            $   431,651
      2,030        New Jersey EDA, (Principal Custodial
                   Receipts), Escrowed to Maturity,
                   0.00%, 12/15/12                             1,401,492
------------------------------------------------------------------------
                                                             $ 1,833,143
------------------------------------------------------------------------
General Obligations -- 10.0%
------------------------------------------------------------------------
     $  500        Jersey City School District,
                   6.25%, 10/1/10                            $   594,550
        500        New Jersey, 4.50%, 2/1/18                     507,535
      1,560        Ocean County, 5.00%, 8/1/17                 1,681,056
      1,050        Puerto Rico, 0.00%, 7/1/08                    902,695
      1,000        Union County, (General Improvements),
                   5.00%, 3/1/17                               1,074,740
------------------------------------------------------------------------
                                                             $ 4,760,576
------------------------------------------------------------------------
Hospital -- 5.8%
------------------------------------------------------------------------
     $  500        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.00%, 7/1/12       $   563,455
        450        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.125%, 1/1/20                                478,737
        500        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.60%, 7/1/15                                 545,905
        425        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                                462,549
        680        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 5.75%, 7/1/08                      705,616
------------------------------------------------------------------------
                                                             $ 2,756,262
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 3.4%
------------------------------------------------------------------------
     $  420        New Jersey Economic Development
                   Authority PCR, (PSEG Power),
                   5.00%, 3/1/12                             $   420,580
        350        New Jersey EDA, (American Airlines),
                   (AMT), 7.10%, 11/1/31                          63,000
        450        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/19                         284,301
        500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(1)                              498,000
        300        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                                336,618
------------------------------------------------------------------------
                                                             $ 1,602,499
------------------------------------------------------------------------
Insured-Education -- 5.5%
------------------------------------------------------------------------
     $1,000        New Jersey Economic Development
                   Authority, (School Facility), (AMBAC),
                   5.25%, 6/15/16                            $ 1,090,660
        900        New Jersey Educational Facilities
                   Authority, (Ramapo College), (AMBAC),
                   4.60%, 7/1/14                                 950,211
        500        University of New Jersey Medicine and
                   Dentistry, (AMBAC), 5.375%, 12/1/13           566,515
------------------------------------------------------------------------
                                                             $ 2,607,386
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.6%
------------------------------------------------------------------------
     $  560        Cape May County Industrial Pollution
                   Control Financing Authority, (Atlantic
                   City Electric Co,), (MBIA),
                   6.80%, 3/1/21                             $   722,187
        730        Puerto Rico Electric Power Authority,
                   (XLCA), 5.00%, 7/1/11                         814,768
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                      1,136,730
------------------------------------------------------------------------
                                                             $ 2,673,685
------------------------------------------------------------------------
Insured-General Obligations -- 24.8%
------------------------------------------------------------------------
     $  330        Clearview Regional High School District,
                   (FGIC), 5.375%, 8/1/15                    $   371,247
      1,175        Edison, (AMBAC), 4.70%, 1/1/04              1,207,077
        750        Freehold Regional High School District,
                   (FGIC), 5.00%, 3/1/18                         826,950
        720        Hillsborough Township School District,
                   (FSA), 5.375%, 10/1/18                        821,426
        750        Hunterdon Central Regional High School
                   District, (FSA), 4.75%, 5/1/12                820,252
      1,000        Jersey City, (AMBAC), 5.25%, 3/1/14         1,126,170
        725        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/11                         819,990
        825        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/14                         930,105
        700        Montville Township, (AMBAC),
                   4.20%, 8/1/12                                 729,442

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $  255        Ocean Township Board of Education,
                   (FGIC), 4.50%, 8/1/12                     $   275,670
        500        Puerto Rico Public Improvements, (XLCA),
                   5.25%, 7/1/17                                 563,580
        850        Roselle, (MBIA), 4.65%, 10/15/03              866,507
      1,000        South Brunswick Township Board of
                   Education, (FGIC), 6.40%, 8/1/03            1,017,740
      1,300        Washington Township Board of Education,
                   (MBIA), 5.125%, 2/1/15                      1,409,629
------------------------------------------------------------------------
                                                             $11,785,785
------------------------------------------------------------------------
Insured-Hospital -- 6.4%
------------------------------------------------------------------------
     $1,300        New Jersey Health Care Facilities
                   Financing Authority, (AHS Hospital
                   Corp.), (AMBAC), 6.00%, 7/1/12(2)         $ 1,533,441
      1,410        New Jersey Health Care Facilities
                   Financing Authority, (Dover General
                   Hospital and Medical Center), (MBIA),
                   7.00%, 7/1/04                               1,508,277
------------------------------------------------------------------------
                                                             $ 3,041,718
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.2%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.375%, 6/1/17                   $   574,065
------------------------------------------------------------------------
                                                             $   574,065
------------------------------------------------------------------------
Insured-Nursing Home -- 0.9%
------------------------------------------------------------------------
     $  400        Rahway Geriatrics Center Inc., (MBIA),
                   5.25%, 5/1/15                             $   448,548
------------------------------------------------------------------------
                                                             $   448,548
------------------------------------------------------------------------
Insured-Other Revenue -- 4.6%
------------------------------------------------------------------------
     $  500        Monmouth County Improvements Authority,
                   (AMBAC), 5.00%, 12/1/11                   $   557,885
      1,000        Monmouth County Improvements Authority,
                   (FSA), 5.00%, 12/1/16                       1,082,390
        500        Trenton Parking Authority, (FGIC),
                   5.125%, 4/1/12                                553,255
------------------------------------------------------------------------
                                                             $ 2,193,530
------------------------------------------------------------------------
Insured-Transportation -- 5.8%
------------------------------------------------------------------------
     $1,000        Delaware River Port Authority, (FSA),
                   5.10%, 1/1/20                             $ 1,058,730
        500        Delaware River Port Authority, (FSA),
                   5.50%, 1/1/10                                 568,805
        750        New Jersey Transportation Trust Fund
                   Authority, (Transportation System),
                   (AMBAC), 5.50%, 12/15/13                      866,678
        250        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/18                       263,603
------------------------------------------------------------------------
                                                             $ 2,757,816
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.6%
------------------------------------------------------------------------
     $  185        Atlantic Highlands Sewer Authority,
                   (FGIC), 4.125%, 1/1/12                    $   192,579
        420        Musconetcong Sewer Authority, (MBIA),
                   5.25%, 1/1/13                                 473,403
      1,000        North Hudson Sewer Authority, (FGIC),
                   5.25%, 8/1/16                               1,101,010
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/16                                314,699
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/17                                295,049
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/18                                277,082
------------------------------------------------------------------------
                                                             $ 2,653,822
------------------------------------------------------------------------
Nursing Home -- 1.1%
------------------------------------------------------------------------
     $  500        New Jersey EDA, (Masonic Charity
                   Foundation), 4.80%, 6/1/11                $   533,820
------------------------------------------------------------------------
                                                             $   533,820
------------------------------------------------------------------------
Senior Living / Life Care -- 1.2%
------------------------------------------------------------------------
     $  300        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                             $   298,326
        300        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                                 281,706
------------------------------------------------------------------------
                                                             $   580,032
------------------------------------------------------------------------
Solid Waste -- 0.5%
------------------------------------------------------------------------
     $  255        Atlantic County Utilities Authority,
                   Solid Waste System, 7.00%, 3/1/08         $   242,627
------------------------------------------------------------------------
                                                             $   242,627
------------------------------------------------------------------------
Transportation -- 5.0%
------------------------------------------------------------------------
     $  450        Delaware River Joint Toll Bridge
                   Commission, PA, 5.25%, 7/1/15             $   492,332
      1,000        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(3)(4)     1,110,530
        700        Port Authority of New York and New
                   Jersey, (AMT), 5.50%, 7/15/12                 751,394
------------------------------------------------------------------------
                                                             $ 2,354,256
------------------------------------------------------------------------
Water and Sewer -- 2.3%
------------------------------------------------------------------------
     $1,000        Ocean County Wastewater Utilities
                   Authority, 5.25%, 1/1/17                  $ 1,087,990
------------------------------------------------------------------------
                                                             $ 1,087,990
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $44,150,922)                             $46,571,811
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SHORT-TERM INVESTMENTS -- 0.9%

                                          PRINCIPAL AMOUNT
SECURITY                                  (000'S OMITTED)   VALUE
-----------------------------------------------------------------------
Rutgers University, Variable Rate,        $            400  $   400,000
5/1/18
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $400,000)                            $   400,000
-----------------------------------------------------------------------
Total Investments -- 98.8%
   (identified cost $44,550,922)                            $46,971,811
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                      $   584,877
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $47,556,688
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 61.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.4% to 20.2% of total investments.
 (1)  Defaulted security
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 0.5%
-------------------------------------------------------------------------
     $  600        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                             $    548,652
-------------------------------------------------------------------------
                                                             $    548,652
-------------------------------------------------------------------------
Education -- 2.5%
-------------------------------------------------------------------------
     $1,000        New York Dormitory Authority, (Columbia
                   University), 5.125%, 7/1/15               $  1,106,640
        600        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                                 675,462
        105        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19                                 116,056
        625        Troy IDA, (Rensselaer Polytechnic
                   Institute), 5.50%, 9/1/15                      705,525
-------------------------------------------------------------------------
                                                             $  2,603,683
-------------------------------------------------------------------------
Electric Utilities -- 3.6%
-------------------------------------------------------------------------
     $2,500        New York Energy Research and Development
                   Authority Facility, (AMT), 4.70%, 6/1/36  $  2,556,100
      1,000        New York Power Authority,
                   5.00%, 11/15/11                              1,108,420
-------------------------------------------------------------------------
                                                             $  3,664,520
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.8%
-------------------------------------------------------------------------
     $1,750        Metropolitan Transportation Authority,
                   Prerefunded to 7/1/15, 5.50%, 7/1/17      $  2,043,790
        500        New York Environmental Facility Corp.,
                   Clean Water, (New York City Municipal
                   Water), Escrowed to Maturity,
                   5.25%, 6/15/14                                 557,490
        300        New York Environmental Facility Corp.,
                   Clean Water, Escrowed to Maturity,
                   5.25%, 6/15/11                                 333,906
        635        New York Environmental Facility Corp.,
                   Pollution Control, (New York City
                   Municipal Water), Escrowed to Maturity,
                   5.75%, 6/15/10                                 743,871
        745        New York Environmental Facility Corp.,
                   Pollution Control, (New York City
                   Municipal Water), Escrowed to Maturity,
                   5.75%, 6/15/10                                 872,730
      1,030        Triborough Bridge and Tunnel Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20          1,117,571
      1,000        Triborough Bridge and Tunnel Authority,
                   Prerefunded to 1/1/16, 5.375%, 1/1/19        1,147,550
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
     $1,000        Triborough Bridge and Tunnel Authority,
                   Prerefunded to 1/1/17, 5.25%, 1/1/17      $  1,144,360
-------------------------------------------------------------------------
                                                             $  7,961,268
-------------------------------------------------------------------------
General Obligations -- 1.9%
-------------------------------------------------------------------------
     $1,000        New York City, 0.00%, 8/1/08              $    840,260
      1,000        New York City, 0.00%, 8/1/08                   840,260
        250        New York City, 5.875%, 8/15/13                 273,145
-------------------------------------------------------------------------
                                                             $  1,953,665
-------------------------------------------------------------------------
Health Care - Miscellaneous -- 0.8%
-------------------------------------------------------------------------
     $  365        Suffolk County IDA, (Alliance of Long
                   Island Agencies), 7.50%, 9/1/15           $    381,334
        400        Westchester County IDA, (Children's
                   Village), 5.375%, 3/15/19                      412,252
-------------------------------------------------------------------------
                                                             $    793,586
-------------------------------------------------------------------------
Hospital -- 8.6%
-------------------------------------------------------------------------
     $  485        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $    454,697
        580        Fulton County IDA, (Nathan Littauer
                   Hospital), 5.75%, 11/1/09                      550,600
        275        Nassau County Industrial Development
                   Agency, (North Shore Health System),
                   5.875%, 11/1/11                                274,838
      1,000        New York Dormitory Authority, (Child
                   Care Facility), 5.375%, 4/1/14               1,109,690
      2,000        New York Dormitory Authority,
                   (Department of Health), 5.375%, 7/1/08       2,193,740
      1,200        New York Dormitory Authority, (Lenox
                   Hill Hospital), 5.75%, 7/1/15                1,318,476
        500        New York Dormitory Authority, (Lenox
                   Hill Hospital), 5.75%, 7/1/17                  543,940
      1,000        New York State HFA, Health Facilities,
                   6.375%, 11/1/03                              1,028,620
        500        Oneida County IDA, (St. Elizabeth
                   Medical Center), 5.50%, 12/1/10                487,945
        750        Suffolk County Industrial Development
                   Agency, (Huntington Hospital),
                   6.00%, 11/1/22                                 788,722
-------------------------------------------------------------------------
                                                             $  8,751,268
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Housing -- 2.6%
-------------------------------------------------------------------------
     $  445        New York City Housing Development Corp.,
                   MFMR, 5.625%, 5/1/12                      $    457,447
        500        New York State Mortgage Agency, (AMT),
                   5.20%, 10/1/08                                 546,625
      1,500        New York State Mortgage Agency, (AMT),
                   6.45%, 10/1/21                               1,601,580
-------------------------------------------------------------------------
                                                             $  2,605,652
-------------------------------------------------------------------------
Industrial Development Revenue -- 1.6%
-------------------------------------------------------------------------
     $1,000        Dutchess County IDA, (IBM), (AMT),
                   5.45%, 12/1/29                            $  1,101,940
        250        Onondaga County, IDA, (Senior Air
                   Cargo), (AMT), 6.125%, 1/1/32                  253,727
      1,500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                277,500
-------------------------------------------------------------------------
                                                             $  1,633,167
-------------------------------------------------------------------------
Insured-Education -- 4.7%
-------------------------------------------------------------------------
     $1,000        New York Dormitory Authority Revenue,
                   (State University Educational
                   Facilities), (FSA), 5.75%, 5/15/17        $  1,186,780
      1,075        New York Dormitory Authority, (Mt. Sinai
                   School of Medicine), (MBIA),
                   6.75%, 7/1/09                                1,090,781
      1,000        New York Dormitory Authority, (New York
                   University), (AMBAC), 5.50%, 7/1/19          1,153,850
      1,000        New York Dormitory Authority,
                   (University Educational Facilities),
                   (FGIC), 5.25%, 5/15/13                       1,130,280
        250        Niagara County IDA, (Niagara
                   University), (AMBAC), 5.25%, 10/1/18           282,587
-------------------------------------------------------------------------
                                                             $  4,844,278
-------------------------------------------------------------------------
Insured-Electric Utilities -- 8.3%
-------------------------------------------------------------------------
     $1,500        Long Island Power Authority Electric
                   System, (FSA), 0.00%, 6/1/13              $  1,001,115
        500        Long Island Power Authority, Electric
                   System Revenue, (FSA), 0.00%, 6/1/15           300,285
        500        Long Island Power Authority, Electric
                   System Revenue, (FSA), 5.00%, 12/1/18          519,080
      1,000        Long Island Power Authority, Electric
                   System Revenue, (FSA), 5.25%, 12/1/14        1,133,050
      1,000        Long Island Power Authority, Electric
                   System Revenue, (FSA), 5.50%, 12/1/13        1,143,830
      2,500        Puerto Rico Electric Power Authority,
                   (MBIA), 5.50%, 7/1/16                        2,906,450
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
     $1,250        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                    $  1,420,912
-------------------------------------------------------------------------
                                                             $  8,424,722
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 6.4%
-------------------------------------------------------------------------
     $2,000        Metropolitan Transportation Authority of
                   New York, (FGIC), Prerefunded to
                   10/1/15, 5.00%, 4/1/23                    $  2,238,120
      2,240        Metropolitan Transportation Authority,
                   (FGIC), Prerefunded to 7/1/08,
                   5.70%, 7/1/10                                2,597,101
      1,000        Metropolitan Transportation Authority,
                   (FGIC), Prerefunded to 7/1/09,
                   5.25%, 7/1/17                                1,139,540
        450        New York Thruway Authority Service
                   Contract, (Local Highway and Bridge),
                   (MBIA), Prerefunded to 4/1/09,
                   5.40%, 4/1/15                                  518,504
-------------------------------------------------------------------------
                                                             $  6,493,265
-------------------------------------------------------------------------
Insured-General Obligations -- 11.5%
-------------------------------------------------------------------------
     $  500        Clarence, Central School District,
                   (FSA), 5.00%, 5/15/17                     $    534,135
      1,110        East Bloomfield Central School District,
                   (FGIC), 5.00%, 6/15/18                       1,177,588
      1,880        Erie County Public Improvements, (FGIC),
                   5.00%, 9/1/14                                2,056,814
      1,000        Monroe County, (Public Improvements),
                   (MBIA), 6.00%, 3/1/19                        1,211,940
      1,000        New York City, (MBIA), 5.75%, 8/1/14         1,136,680
      1,615        Puerto Rico Public Improvements, (XLCA),
                   5.25%, 7/1/17                                1,820,363
      1,175        Puerto Rico Public Improvements, (XLCA),
                   5.50%, 7/1/15                                1,357,254
      1,645        Red Hook Central School District, (FSA),
                   5.125%, 6/15/16                              1,786,914
        620        Shenendehowa Central School District,
                   (FSA), 5.00%, 5/1/14                           676,780
-------------------------------------------------------------------------
                                                             $ 11,758,468
-------------------------------------------------------------------------
Insured-Hospital -- 2.9%
-------------------------------------------------------------------------
     $1,600        New York Dormitory Authority, (Memorial
                   Sloan Kettering Cancer Center), (MBIA),
                   5.50%, 7/1/17                             $  1,838,896
        500        New York Dormitory Authority, (Mental
                   Health Services Facilities), (FSA),
                   5.125%, 8/15/17                                524,795
        500        New York Dormitory Authority, (New York
                   and Presbyterian Hospital), (FSA),
                   5.50%, 8/1/11                                  570,630
-------------------------------------------------------------------------
                                                             $  2,934,321
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.4%
-------------------------------------------------------------------------
     $1,000        New York Dormitory Authority, (Municipal
                   Health Facilities), (FSA),
                   5.50%, 1/15/13                            $  1,123,170
        250        New York Urban Development Corp.,
                   (Correctional Facilities), (AMBAC),
                   5.25%, 1/1/15                                  273,125
-------------------------------------------------------------------------
                                                             $  1,396,295
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.6%
-------------------------------------------------------------------------
     $2,250        New York Local Government Assistance
                   Corp., (MBIA), 0.00%, 4/1/13              $  1,512,405
      1,000        New York Urban Development Corp.,
                   (Personal Income Tax), (MBIA),
                   5.375%, 3/15/17                              1,095,920
-------------------------------------------------------------------------
                                                             $  2,608,325
-------------------------------------------------------------------------
Insured-Transportation -- 5.5%
-------------------------------------------------------------------------
     $1,000        Metropolitan Transportation Authority,
                   (MBIA), 5.50%, 11/15/13                   $  1,157,350
      1,250        Metropolitan Transportation Authority,
                   (MBIA), 5.50%, 7/1/14                        1,449,200
        500        Monroe County Airport Authority, (MBIA),
                   (AMT), Variable Rate, 1/1/17(1)(2)             658,705
      1,000        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/17                                1,162,260
      1,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/15             1,162,540
-------------------------------------------------------------------------
                                                             $  5,590,055
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 6.9%
-------------------------------------------------------------------------
     $2,000        New York State Energy Research and
                   Development Authority, (Western NY
                   Nuclear Service Center), 6.00%, 4/1/06    $  2,222,240
      1,485        New York State Thruway Authority,
                   Special Obligations, 0.00%, 1/1/04           1,468,606
      1,000        New York State Urban Development Corp.,
                   (Youth Facilities), 5.75%, 4/1/10            1,100,120
      1,000        New York Thruway Authority,
                   5.75%, 4/1/16                                1,140,630
      1,000        New York Urban Development Corp.,
                   (Correctional and Youth Facilities),
                   5.50%, 1/1/17                                1,111,360
-------------------------------------------------------------------------
                                                             $  7,042,956
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Other Revenue -- 1.5%
-------------------------------------------------------------------------
     $  750        Albany Industrial Development Agency,
                   (Charitable Leadership), 6.00%, 7/1/19    $    792,555
        700        New York, United Nations Development
                   Corp., 5.00%, 7/1/06                           701,645
-------------------------------------------------------------------------
                                                             $  1,494,200
-------------------------------------------------------------------------
Senior Living / Life Care -- 1.2%
-------------------------------------------------------------------------
     $  365        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $    373,015
        400        Mt. Vernon IDA, (Wartburg Senior
                   Housing, Inc.), 6.15%, 6/1/19                  368,076
        500        Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                                 522,375
-------------------------------------------------------------------------
                                                             $  1,263,466
-------------------------------------------------------------------------
Solid Waste -- 0.8%
-------------------------------------------------------------------------
     $  750        Hempstead IDA, (American Refuel),
                   5.00%, 12/1/10                            $    777,263
-------------------------------------------------------------------------
                                                             $    777,263
-------------------------------------------------------------------------
Special Tax Revenue -- 7.1%
-------------------------------------------------------------------------
     $1,000        New York City Transitional Finance
                   Authority, 4.75%, 11/15/23                $  1,000,250
      1,100        New York City Transitional Finance
                   Authority, 5.00%, 5/1/16                     1,155,737
        500        New York City Transitional Finance
                   Authority, (Future Tax),
                   5.375%, 2/15/14                                557,380
      1,000        New York City Transitional Finance
                   Authority, Future Tax, 5.375%, 2/2/13        1,114,820
      3,000        New York Local Government Assistance
                   Corp., 5.25%, 4/1/16                         3,365,940
-------------------------------------------------------------------------
                                                             $  7,194,127
-------------------------------------------------------------------------
Transportation -- 3.3%
-------------------------------------------------------------------------
     $3,000        Port Authority of New York and New
                   Jersey, (AMT), 6.00%, 7/1/14(3)           $  3,344,340
-------------------------------------------------------------------------
                                                             $  3,344,340
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 4.5%
-------------------------------------------------------------------------
     $2,000        New York City Municipal Water Finance
                   Authority, 5.125%, 6/15/21                $  2,054,040
      1,000        New York City Municipal Water Finance
                   Authority, 5.375%, 6/15/15                   1,110,240
        200        New York Environmental Facility Corp.,
                   Clean Water, 5.25%, 6/15/11                    222,210
      1,000        New York Environmental Facility Corp.,
                   Clean Water, (Municipal Water Finance),
                   5.00%, 6/15/16                               1,071,840
        120        New York Environmental Facility Corp.,
                   Pollution Control, (New York City
                   Municipal Water), 5.75%, 6/15/10               139,480
-------------------------------------------------------------------------
                                                             $  4,597,810
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.5%
   (identified cost $96,050,201)                             $100,279,352
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $  1,560,643
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $101,839,995
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 43.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.7% to 15.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.6%
------------------------------------------------------------------------
     $  500        Ohio State University General Receipts,
                   5.25%, 12/1/17                            $   547,365
------------------------------------------------------------------------
                                                             $   547,365
------------------------------------------------------------------------
Electric Utilities -- 2.2%
------------------------------------------------------------------------
     $  200        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), 3.40%, 10/1/30                 $   199,682
        250        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20               253,507
------------------------------------------------------------------------
                                                             $   453,189
------------------------------------------------------------------------
General Obligations -- 10.7%
------------------------------------------------------------------------
     $  100        Cuyahoga County, Sewer Improvement
                   District, 5.45%, 12/1/15                  $   108,600
        500        Hamilton School District,
                   6.15%, 12/1/15                                609,835
        300        Kings County Local School District,
                   7.60%, 12/1/10                                346,626
        500        Ohio, 0.00%, 8/1/04                           491,370
        500        Ohio, 0.00%, 8/1/05                           480,370
        250        Ohio, 0.00%, 8/1/08                           213,100
------------------------------------------------------------------------
                                                             $ 2,249,901
------------------------------------------------------------------------
Hospital -- 7.6%
------------------------------------------------------------------------
     $  500        Cuyahoga County, (Cleveland Clinic
                   Health System), 6.00%, 1/1/17(1)          $   541,970
        500        Erie County Hospital Facility,
                   (Firelands Regional Medical Center),
                   5.50%, 8/15/12                                539,170
        250        Parma, Hospital Improvement, (Parma
                   Community General Hospital Association),
                   5.25%, 11/1/13                                260,792
        250        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/22                              264,385
------------------------------------------------------------------------
                                                             $ 1,606,317
------------------------------------------------------------------------
Housing -- 2.5%
------------------------------------------------------------------------
     $  495        Ohio Housing Finance Agency Mortgage,
                   (AMT), 4.55%, 9/1/11                      $   516,691
------------------------------------------------------------------------
                                                             $   516,691
------------------------------------------------------------------------
Industrial Development Revenue -- 3.1%
------------------------------------------------------------------------
     $  500        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18       $   390,235
        250        Ohio Economic Development, (Ohio
                   Enterprise Bond Fund), (AMT),
                   5.25%, 12/1/15                                257,800
------------------------------------------------------------------------
                                                             $   648,035
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Education -- 2.4%
------------------------------------------------------------------------
     $  500        Ohio Public Facilities Commission,
                   (Higher Educational Facilities),
                   (AMBAC), 4.30%, 12/1/08                   $   515,710
------------------------------------------------------------------------
                                                             $   515,710
------------------------------------------------------------------------
Insured-General Obligations -- 32.3%
------------------------------------------------------------------------
     $  200        Amherst School District, (FGIC),
                   5.00%, 12/1/11                            $   223,312
        250        Athens City School District, (FSA),
                   5.45%, 12/1/10                                287,725
        500        Cincinnati School District, (School
                   Improvements), (FSA), 5.25%, 6/1/16           553,690
        500        Cleveland Municipal School District,
                   (FGIC), 5.25%, 12/1/14                        561,050
        480        Cleveland, (MBIA), 5.50%, 12/1/14             550,368
        265        Clinton Massie Local School District,
                   (AMBAC), 0.00%, 12/1/11                       191,542
        265        Clinton Massie Local School District,
                   (MBIA), 0.00%, 12/1/09                        212,951
        225        Finneytown Local School District,
                   (FGIC), 6.15%, 12/1/11                        270,331
      1,000        Hilliard School District, (FGIC),
                   0.00%, 12/1/14                                620,690
        175        Sciota Valley and Ross County School
                   District, (FGIC), 0.00%, 12/1/11              126,490
      1,000        Southwest Licking School Facilities
                   Improvement, (FGIC), 7.10%, 12/1/16(2)      1,159,860
        600        Springfield City School District, Clark
                   County, (FGIC), 5.00%, 12/1/17                648,672
        500        Strongsville City School District,
                   (MBIA), 5.375%, 12/1/12                       573,075
        250        West Clermont School District, (AMBAC),
                   6.90%, 12/1/12                                290,180
        460        Wyoming, School District, (FGIC),
                   5.75%, 12/1/17                                546,098
------------------------------------------------------------------------
                                                             $ 6,816,034
------------------------------------------------------------------------
Insured-Hospital -- 4.8%
------------------------------------------------------------------------
     $  400        Akron, Bath and Copley Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/15           $   441,912
        500        Cuyahoga County, (Metrohealth System),
                   (MBIA), 5.50%, 2/15/12                        570,075
------------------------------------------------------------------------
                                                             $ 1,011,987
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.8%
------------------------------------------------------------------------
     $  500        Akron Economic Development, (MBIA),
                   6.00%, 12/1/12                            $   594,820
------------------------------------------------------------------------
                                                             $   594,820
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.7%
------------------------------------------------------------------------
     $  500        Ohio Building Authority, (FSA),
                   5.50%, 10/1/11                            $   572,975
------------------------------------------------------------------------
                                                             $   572,975
------------------------------------------------------------------------
Insured-Transportation -- 5.6%
------------------------------------------------------------------------
     $  300        Cleveland Airport System, (FSA),
                   5.25%, 1/1/14                             $   327,375
        750        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                                862,845
------------------------------------------------------------------------
                                                             $ 1,190,220
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.5%
------------------------------------------------------------------------
     $  475        Cleveland Waterworks, (FSA),
                   5.375%, 1/1/16                            $   525,929
------------------------------------------------------------------------
                                                             $   525,929
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.0%
------------------------------------------------------------------------
     $  750        Ohio Parks and Recreational Capital
                   Facilities, 5.50%, 6/1/14                 $   855,788
        200        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19               208,998
------------------------------------------------------------------------
                                                             $ 1,064,786
------------------------------------------------------------------------
Nursing Home -- 3.4%
------------------------------------------------------------------------
     $  600        Cuyahoga County HFA, (Benjamin Rose
                   Institute), 5.50%, 12/1/17                $   558,282
        195        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                 169,163
------------------------------------------------------------------------
                                                             $   727,445
------------------------------------------------------------------------
Pooled Loans -- 3.4%
------------------------------------------------------------------------
     $  340        Ohio Economic Development Commission,
                   (ABS Industries), (AMT), 6.00%, 6/1/04    $   350,472
        200        Toledo Lucas County Port Authority,
                   (Northwest Ohio Bond Fund), (Alex
                   Products), (AMT), 6.125%, 11/15/09            218,242
        150        Toledo Lucas County Port Authority,
                   (Northwest Ohio Bond Fund), (Superior),
                   5.10%, 5/15/12                                139,812
------------------------------------------------------------------------
                                                             $   708,526
------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
------------------------------------------------------------------------
     $  250        Summit County Healthcare Facilities
                   Revenue, (Village at Saint Edward),
                   5.75%, 12/1/25                            $   220,373
------------------------------------------------------------------------
                                                             $   220,373
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue -- 2.0%
------------------------------------------------------------------------
     $  151        Columbus Special Assessment,
                   6.05%, 9/15/05                            $   152,193
        250        Cuyahoga County, (Rock and Roll Hall of
                   Fame), 5.85%, 12/1/08                         274,118
------------------------------------------------------------------------
                                                             $   426,311
------------------------------------------------------------------------
Water and Sewer -- 2.7%
------------------------------------------------------------------------
     $  500        Ohio Water Development Authority,
                   (Drinking Water), 5.50%, 12/1/14          $   573,300
------------------------------------------------------------------------
                                                             $   573,300
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.3%
   (identified cost $19,751,647)                             $20,969,914
------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                          PRINCIPAL AMOUNT
SECURITY                                  (000'S OMITTED)   VALUE
-----------------------------------------------------------------------
Cuyahoga County Hospital, (Cleveland
Clinic), (MBIA), Variable Rate, 1/1/31
                                          $            400  $   400,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $400,000)                            $   400,000
-----------------------------------------------------------------------
Total Investments -- 101.2%
   (identified cost $20,151,647)                            $21,369,914
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.2)%                    $  (251,952)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $21,117,962
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 54.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.7% to 23.5% of total investments.
 (1)  When-issued security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.7%
------------------------------------------------------------------------
     $  330        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $   344,352
        600        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10       621,072
------------------------------------------------------------------------
                                                             $   965,424
------------------------------------------------------------------------
Electric Utilities -- 0.7%
------------------------------------------------------------------------
     $  400        York County IDA, Pollution Control,
                   (Public Service Enterprise Group, Inc.),
                   5.50%, 9/1/20                             $   394,036
------------------------------------------------------------------------
                                                             $   394,036
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.4%
------------------------------------------------------------------------
     $1,200        Lehigh County, General Purpose
                   Authority, (Muhlenberg Hospital),
                   Escrowed to Maturity, 5.75%, 7/15/10      $ 1,383,480
------------------------------------------------------------------------
                                                             $ 1,383,480
------------------------------------------------------------------------
Health Care - Miscellaneous -- 0.4%
------------------------------------------------------------------------
     $  250        Allegheny County IDA, (Residential
                   Resources, Inc.), 6.50%, 9/1/21           $   245,512
------------------------------------------------------------------------
                                                             $   245,512
------------------------------------------------------------------------
Hospital -- 9.5%
------------------------------------------------------------------------
     $  500        Allegheny County Hospital Development
                   Authority, (West Pennsylvania Health
                   System), 8.65%, 11/15/05                  $   519,990
      1,000        Allentown, Area Hospital Authority,
                   (Sacred Heart Hospital),
                   6.50%, 11/15/08                             1,001,090
        365        Hazleton Health Services Authority,
                   (Hazleton General Hospital),
                   5.50%, 7/1/07                                 387,130
        535        Hazleton Health Services Authority, (St.
                   Joseph's Hospital), 5.85%, 7/1/06             572,204
        200        Lebanon County Health Facility
                   Authority, (Good Samaritan Hospital),
                   5.50%, 11/15/18                               203,334
         70        McKean County Hospital Authority,
                   (Bradford Hospital), 5.375%, 10/1/03           70,440
        500        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), 6.25%, 1/15/18                       542,395
      1,350        South Fork Municipal Authority, (Lee
                   Hospital), 5.50%, 7/1/11                    1,379,349
        800        Washington County Hospital Authority,
                   (Monongahela Vineyard Hospital),
                   5.00%, 6/1/12                                 831,736
------------------------------------------------------------------------
                                                             $ 5,507,668
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 2.8%
------------------------------------------------------------------------
     $  700        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                            $   688,219
        750        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               138,750
        750        Schuylkill County IDA, (Pine Grove
                   Landfill, Inc.), (AMT), 5.10%, 10/1/19        765,532
------------------------------------------------------------------------
                                                             $ 1,592,501
------------------------------------------------------------------------
Insured-Education -- 6.1%
------------------------------------------------------------------------
     $1,500        Allegheny County, Higher Education
                   Building Authority, (Duquesne
                   University), (AMBAC), 5.00%, 3/1/16(1)    $ 1,594,860
      1,100        Lycoming County Authority College,
                   (Pennsylvania College of Technology),
                   (AMBAC), 5.125%, 5/1/22                     1,147,168
        500        Lycoming County, (Pennsylvania College
                   of Technology), (AMBAC), 4.75%, 5/1/15        530,855
        250        University of Pittsburgh, (FGIC),
                   5.125%, 6/1/22                                257,732
------------------------------------------------------------------------
                                                             $ 3,530,615
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.7%
------------------------------------------------------------------------
     $1,370        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                    $ 1,557,320
------------------------------------------------------------------------
                                                             $ 1,557,320
------------------------------------------------------------------------
Insured-Escrowed/Prerefunded -- 4.9%
------------------------------------------------------------------------
     $  500        Pleasant Valley School District, (FGIC),
                   Prerefunded to 9/1/07, 5.00%, 9/1/10      $   559,525
      5,000        Westmoreland County, Municipal
                   Authority, Water Utility, (FGIC),
                   Escrowed to Maturity, 0.00%, 8/15/19        2,307,250
------------------------------------------------------------------------
                                                             $ 2,866,775
------------------------------------------------------------------------
Insured-General Obligations -- 32.4%
------------------------------------------------------------------------
     $1,365        Allegheny County, (FGIC), 5.40%, 11/1/19  $ 1,477,312
      1,020        Cornwall Lebanon School District, (FSA),
                   0.00%, 3/15/16                                568,018
      1,000        Council Rock School District, (MBIA),
                   5.00%, 11/15/19                             1,051,040
      1,250        Cranberry Township, (FGIC),
                   5.00%, 12/1/20                              1,305,775
      2,000        Ephrata Area School District, (FGIC),
                   5.25%, 4/15/19                              2,142,680
      1,635        Harrisburg, (AMBAC), 0.00%, 9/15/12         1,116,918
      1,355        McKeesport, (FGIC), 0.00%, 10/1/11            989,556
      1,000        Palmyra Area School District, (FGIC),
                   5.00%, 5/1/17                               1,068,820
      1,000        Pennsylvania, (AMBAC), 5.00%, 11/15/15      1,072,140
      1,000        Philadelphia School District, (FSA),
                   5.50%, 2/1/17                               1,110,250

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $  500        Philadelphia School District, (FSA),
                   5.50%, 2/1/19                             $   548,105
      1,000        Pittsburgh, (AMBAC), 5.125%, 9/1/18         1,069,470
      1,000        Pittsburgh, (AMBAC), 5.25%, 9/1/22          1,055,680
      1,000        Puerto Rico Public Improvements, (XLCA),
                   5.25%, 7/1/17                               1,127,160
      1,000        Reading School District, (FGIC),
                   0.00%, 1/15/12                                702,940
      1,000        Spring-Ford Area School District, (FSA),
                   5.00%, 9/1/19                               1,050,040
      1,250        Sto-Rox School District, (FGIC),
                   5.125%, 12/15/22                            1,301,737
------------------------------------------------------------------------
                                                             $18,757,641
------------------------------------------------------------------------
Insured-Hospital -- 2.9%
------------------------------------------------------------------------
     $1,000        Allegheny County Hospital Development
                   Authority, (South Hills Health), (MBIA),
                   5.50%, 5/1/08                             $ 1,098,340
        500        Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC),
                   5.375%, 7/1/14                                561,040
------------------------------------------------------------------------
                                                             $ 1,659,380
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 4.9%
------------------------------------------------------------------------
     $1,000        Allegheny County Airport, US Airways,
                   (MBIA), 5.75%, 1/1/10                     $ 1,118,550
      1,500        Cambria County IDA, (Pennsylvania
                   Electric), (MBIA), 5.35%, 11/1/10           1,709,955
------------------------------------------------------------------------
                                                             $ 2,828,505
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.9%
------------------------------------------------------------------------
     $  500        Pennsylvania Public School Building
                   Authority, (Garnet Valley School
                   District), (AMBAC), 5.50%, 2/1/20         $   541,415
------------------------------------------------------------------------
                                                             $   541,415
------------------------------------------------------------------------
Insured-Miscellaneous -- 1.4%
------------------------------------------------------------------------
     $  750        Puerto Rico Municipal Finance Agency,
                   (FSA), 5.25%, 8/1/21                      $   806,948
------------------------------------------------------------------------
                                                             $   806,948
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
------------------------------------------------------------------------
     $  350        Pittsburgh and Allegheny County, Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                             $   357,189
------------------------------------------------------------------------
                                                             $   357,189
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 11.0%
------------------------------------------------------------------------
     $  590        Allegheny County Airport, (MBIA),
                   5.75%, 1/1/12                             $   660,700
      1,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/21                               1,038,960
        500        Pennsylvania Turnpike Commission, Oil
                   Franchise Tax, (AMBAC), 5.25%, 12/1/18        538,830
      1,000        Pennsylvania Turnpike Commission,
                   Registration Fee Revenue, (AMBAC),
                   5.125%, 7/15/22                             1,050,190
      1,000        Philadelphia Airport, (FGIC),
                   5.375%, 7/1/14                              1,071,120
      1,250        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/15            1,453,175
        500        Southeastern Pennsylvania Transportation
                   Authority, (FGIC), 5.25%, 3/1/16              544,130
------------------------------------------------------------------------
                                                             $ 6,357,105
------------------------------------------------------------------------
Insured-Utility -- 1.9%
------------------------------------------------------------------------
     $1,000        Philadelphia Gas Works Revenue, (FSA),
                   5.25%, 8/1/17                             $ 1,097,350
------------------------------------------------------------------------
                                                             $ 1,097,350
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.7%
------------------------------------------------------------------------
     $1,500        Allegheny County, Sanitation Authority,
                   (MBIA), 5.00%, 12/1/19                    $ 1,585,035
------------------------------------------------------------------------
                                                             $ 1,585,035
------------------------------------------------------------------------
Nursing Home -- 0.6%
------------------------------------------------------------------------
     $  250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.35%, 6/1/03      $   250,168
        120        Clarion County IDA, (Beverly
                   Enterprises), 5.50%, 5/1/03                   119,975
------------------------------------------------------------------------
                                                             $   370,143
------------------------------------------------------------------------
Senior Living / Life Care -- 5.2%
------------------------------------------------------------------------
     $  500        Bucks County IDA, (Pennswood),
                   5.80%, 10/1/20                            $   512,660
        475        Chester County IDA, (Kimberton),
                   8.00%, 9/1/05                                 482,481
        490        Cliff House Trust, (AMT),
                   6.625%, 6/1/27                                433,023
        335        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.00%, 8/15/11                                334,320
        245        Delaware County Authority, (White Horse
                   Village), 6.30%, 7/1/03                       246,311
        505        Delaware County Authority, (White Horse
                   Village), 6.40%, 7/1/04                       518,226
        310        Delaware County IDA, (Glen Riddle),
                   (AMT), 8.125%, 9/1/05                         318,119

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  185        Lancaster County Hospital Authority,
                   (Willow Valley Retirement),
                   5.55%, 6/1/15                             $   193,754
------------------------------------------------------------------------
                                                             $ 3,038,894
------------------------------------------------------------------------
Transportation -- 2.4%
------------------------------------------------------------------------
     $  600        Delaware River Joint Toll Bridge
                   Commission, 5.25%, 7/1/15                 $   656,442
        735        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                                 751,883
------------------------------------------------------------------------
                                                             $ 1,408,325
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $54,532,714)                             $56,851,261
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                       $ 1,105,872
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $57,957,133
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 73.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.7% to 26.0% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $29,781,439        $64,352,754        $66,965,218
   Unrealized appreciation                 1,672,103          3,089,489          3,354,408
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $31,453,542        $67,442,243        $70,319,626
---------------------------------------------------------------------------------------------
Cash                                     $   223,292        $   160,819        $   852,057
Receivable for investments sold              205,000            135,000              5,000
Interest receivable                          377,951          1,150,662            849,599
Prepaid expenses                                  39                 78                 84
---------------------------------------------------------------------------------------------
TOTAL ASSETS                             $32,259,824        $68,888,802        $72,026,366
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $    23,719        $    54,656        $    51,562
Accrued expenses                               5,150              5,257              5,567
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    28,869        $    59,913        $    57,129
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $32,230,955        $68,828,889        $71,969,237
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $30,540,435        $65,690,140        $68,613,317
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        1,690,520          3,138,749          3,355,920
---------------------------------------------------------------------------------------------
TOTAL                                    $32,230,955        $68,828,889        $71,969,237
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $44,550,922       $ 96,050,201        $20,151,647        $54,532,714
   Unrealized appreciation                 2,420,889          4,229,151          1,218,267          2,318,547
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $46,971,811       $100,279,352        $21,369,914        $56,851,261
----------------------------------------------------------------------------------------------------------------
Cash                                     $    96,535       $    171,205        $    28,527        $   397,123
Receivable for investments sold                   --                 --                 --             20,000
Interest receivable                          637,195          1,476,064            281,356            742,281
Prepaid expenses                                  73                116                 33                 73
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $47,705,614       $101,926,737        $21,679,830        $58,010,738
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $    43,312       $     81,469        $    19,594        $    48,469
Demand note payable                          100,000                 --                 --                 --
Payable for when-issued securities                --                 --            537,080                 --
Payable to affiliate for Trustees'
   fees                                           --                 25                 --                 --
Accrued expenses                               5,614              5,248              5,194              5,136
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $   148,926       $     86,742        $   561,868        $    53,605
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $47,556,688       $101,839,995        $21,117,962        $57,957,133
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $45,137,150       $ 97,625,444        $19,898,418        $55,593,149
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        2,419,538          4,214,551          1,219,544          2,363,984
----------------------------------------------------------------------------------------------------------------
TOTAL                                    $47,556,688       $101,839,995        $21,117,962        $57,957,133
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2003

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                                     $1,249,436         $2,617,102         $2,730,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $1,249,436         $2,617,102         $2,730,000
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee                       $  113,500         $  239,550         $  251,173
Trustees fees and expenses                        1,033              4,552              4,553
Legal and accounting services                    19,926             19,396             19,305
Custodian fee                                    21,510             33,427             37,699
Miscellaneous                                     6,673              7,981              9,349
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  162,642         $  304,906         $  322,079
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    4,609         $   15,745         $   10,263
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    4,609         $   15,745         $   10,263
-------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  158,033         $  289,161         $  311,816
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $1,091,403         $2,327,941         $2,418,184
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   71,467         $   82,077         $  (61,508)
   Financial futures contracts                 (238,356)          (345,141)          (591,260)
-------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $ (166,889)        $ (263,064)        $ (652,768)
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $1,137,017         $2,339,151         $3,029,433
   Financial futures contracts                      432            (48,734)             2,407
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $1,137,449         $2,290,417         $3,031,840
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $  970,560         $2,027,353         $2,379,072
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $2,061,963         $4,355,294         $4,797,256
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2003

                                   NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------
Interest                           $2,135,029         $3,771,340         $  967,547         $2,389,369
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $2,135,029         $3,771,340         $  967,547         $2,389,369
----------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------
Investment adviser fee             $  190,709         $  346,953         $   87,291         $  212,121
Trustees fees and expenses              1,953              7,382                195              1,953
Legal and accounting services          19,710             21,830             18,015             21,365
Custodian fee                          31,795             46,565             19,225             31,958
Miscellaneous                           7,942              8,927              6,313              7,197
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  252,109         $  431,657         $  131,039         $  274,594
----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    4,346         $   11,727         $    2,797         $    9,472
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    4,346         $   11,727         $    2,797         $    9,472
----------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  247,763         $  419,930         $  128,242         $  265,122
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $1,887,266         $3,351,410         $  839,305         $2,124,247
----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $  (33,170)        $ (109,979)        $ (137,739)        $      929
   Financial futures contracts       (540,066)          (406,060)          (255,277)          (508,194)
----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                  $ (573,236)        $ (516,039)        $ (393,016)        $ (507,265)
----------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $1,723,448         $3,035,864         $1,189,729         $1,995,535
   Financial futures contracts            579            (14,763)             2,109             (2,476)
----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $1,724,027         $3,021,101         $1,191,838         $1,993,059
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $1,150,791         $2,505,062         $  798,822         $1,485,794
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $3,038,057         $5,856,472         $1,638,127         $3,610,041
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2003

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,091,403       $  2,327,941       $  2,418,184
   Net realized loss                            (166,889)          (263,064)          (652,768)
   Net change in unrealized appreciation
      (depreciation)                           1,137,449          2,290,417          3,031,840
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 2,061,963       $  4,355,294       $  4,797,256
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $13,750,055       $ 36,161,356       $ 35,620,316
   Withdrawals                                (6,040,253)       (12,334,886)       (11,906,929)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $ 7,709,802       $ 23,826,470       $ 23,713,387
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $ 9,771,765       $ 28,181,764       $ 28,510,643
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of year                         $22,459,190       $ 40,647,125       $ 43,458,594
-------------------------------------------------------------------------------------------------
AT END OF YEAR                               $32,230,955       $ 68,828,889       $ 71,969,237
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2003

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,887,266       $  3,351,410        $   839,305        $ 2,124,247
   Net realized loss                        (573,236)          (516,039)          (393,016)          (507,265)
   Net change in unrealized
      appreciation (depreciation)          1,724,027          3,021,101          1,191,838          1,993,059
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 3,038,057       $  5,856,472        $ 1,638,127        $ 3,610,041
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $12,992,956       $ 59,696,240        $ 4,468,215        $22,962,822
   Withdrawals                            (6,550,618)       (20,332,175)        (2,895,164)        (8,454,553)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ 6,442,338       $ 39,364,065        $ 1,573,051        $14,508,269
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 9,480,395       $ 45,220,537        $ 3,211,178        $18,118,310
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of year                     $38,076,293       $ 56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $47,556,688       $101,839,995        $21,117,962        $57,957,133
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   991,655       $  1,835,059        $ 1,876,729
   Net realized gain                              26,643             97,348             59,661
   Net change in unrealized appreciation
      (depreciation)                            (404,987)          (426,067)          (628,572)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $   613,311       $  1,506,340        $ 1,307,818
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 4,263,454       $ 10,495,904        $ 9,850,187
   Withdrawals                                (3,930,572)       (10,806,851)        (5,313,457)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $   332,882       $   (310,947)       $ 4,536,730
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   946,193       $  1,195,393        $ 5,844,548
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of year                         $21,512,997       $ 39,451,732        $37,614,046
-------------------------------------------------------------------------------------------------
AT END OF YEAR                               $22,459,190       $ 40,647,125        $43,458,594
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,715,656       $  2,520,164        $   772,386        $ 1,768,721
   Net realized gain (loss)                  210,977            230,873            (72,046)           (45,590)
   Net change in unrealized
      appreciation (depreciation)           (820,474)        (1,189,971)          (195,816)          (478,493)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 1,106,159       $  1,561,066        $   504,524        $ 1,244,638
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 8,907,629       $ 15,410,614        $ 4,008,570        $ 8,864,609
   Withdrawals                            (5,274,789)       (10,922,706)        (3,393,949)        (5,852,197)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ 3,632,840       $  4,487,908        $   614,621        $ 3,012,412
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 4,738,999       $  6,048,974        $ 1,119,145        $ 4,257,050
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of year                     $33,337,294       $ 50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $38,076,293       $ 56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 CALIFORNIA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.64%         0.65%        0.67%       0.66%       0.62%
   Expenses after custodian
      fee reduction                  0.62%         0.63%        0.64%       0.66%       0.61%
   Net investment income             4.29%         4.56%        4.77%       4.84%       4.67%
Portfolio Turnover                      7%            9%           8%         13%         29%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      8.92%         3.04%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $32,231       $22,459      $21,513     $22,604     $28,678
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   FLORIDA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.57%         0.60%        0.61%       0.62%       0.59%
   Expenses after custodian
      fee reduction                  0.54%         0.57%        0.59%       0.59%       0.57%
   Net investment income             4.33%         4.74%        4.89%       4.87%       4.68%
Portfolio Turnover                     23%           15%           7%         16%         16%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      8.88%         4.06%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $68,829       $40,647      $39,452     $45,023     $59,948
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                MASSACHUSETTS LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.57%         0.59%        0.62%       0.61%       0.60%
   Expenses after custodian
      fee reduction                  0.55%         0.56%        0.59%       0.58%       0.57%
   Net investment income             4.27%         4.70%        5.01%       4.92%       4.67%
Portfolio Turnover                     22%            8%           8%         15%         19%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      9.48%         3.53%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $71,969       $43,459      $37,614     $44,189     $51,543
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 NEW JERSEY LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.60%         0.62%        0.63%       0.63%       0.62%
   Expenses after custodian
      fee reduction                  0.59%         0.60%        0.61%       0.60%       0.62%
   Net investment income             4.46%         4.80%        5.06%       5.01%       4.78%
Portfolio Turnover                     25%           17%          11%         15%         13%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      7.79%         3.16%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $47,557       $38,076      $33,337     $35,121     $39,781
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   NEW YORK LIMITED PORTFOLIO
                                  ------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------
                                    2003         2002(1)        2001        2000        1999
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.56%         0.58%        0.60%       0.61%       0.59%
   Expenses after custodian
      fee reduction                   0.54%         0.55%        0.58%       0.58%       0.59%
   Net investment income              4.29%         4.70%        4.90%       4.95%       4.74%
Portfolio Turnover                      18%           11%          10%         18%         17%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       8.61%         3.01%          --          --          --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $101,840       $56,619      $50,570     $51,675     $65,873
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    OHIO LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.67%         0.70%        0.78%       0.69%       0.67%
   Expenses after custodian
      fee reduction                  0.66%         0.67%        0.74%       0.66%       0.64%
   Net investment income             4.31%         4.47%        4.91%       5.00%       4.85%
Portfolio Turnover                     12%           19%          17%         13%         19%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      8.92%         3.08%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $21,118       $17,907      $16,788     $19,005     $22,801
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                PENNSYLVANIA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.58%         0.61%        0.64%       0.63%       0.62%
   Expenses after custodian
      fee reduction                  0.56%         0.56%        0.61%       0.61%       0.60%
   Net investment income             4.52%         4.75%        5.04%       5.03%       4.83%
Portfolio Turnover                      3%           20%           6%         11%         16%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      8.28%         3.56%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $57,957       $39,839      $35,582     $38,635     $50,771
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At March 31, 2003, Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Pennsylvania Limited Maturity Municipals Fund held an approximate 99.9% in its corresponding portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2003, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited Portfolio              $113,500            0.45%
    Florida Limited Portfolio                  239,550            0.45%
    Massachusetts Limited Portfolio            251,173            0.44%
    New Jersey Limited Portfolio               190,709            0.45%
    New York Limited Portfolio                 346,953            0.44%
    Ohio Limited Portfolio                      87,291            0.45%
    Pennsylvania Limited Portfolio             212,121            0.45%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2003, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2003 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,759,263
    Sales                                       1,781,385

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $37,701,955
    Sales                                      12,238,463

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $37,134,421
    Sales                                      11,984,787

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $17,176,439
    Sales                                      10,294,028
    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $56,120,855
    Sales                                      13,653,439
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,237,269
    Sales                                       2,355,172

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $17,457,276
    Sales                                       1,535,000

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2003, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $29,760,893
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,746,304
    Gross unrealized depreciation                 (53,655)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,692,649
    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $64,339,658
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,438,025
    Gross unrealized depreciation                (335,440)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,102,585
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $66,935,475
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,576,961
    Gross unrealized depreciation                (192,810)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,384,151
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $44,556,302
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,904,560
    Gross unrealized depreciation                (489,051)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,415,509
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $96,000,223
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,659,704
    Gross unrealized depreciation              (1,380,575)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 4,279,129
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $20,150,041
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,430,385
    Gross unrealized depreciation                (210,512)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,219,873
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $54,500,701
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,086,602
    Gross unrealized depreciation                (736,042)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,350,560
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2003, the New Jersey Limited Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2003.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2003, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    California                      6/03        23 U.S. Treasury Bond     Short          $ 18,417
    ------------------------------------------------------------------------------------------------
    Florida                         6/03        53 U.S. Treasury Bond     Short          $ 49,260
    ------------------------------------------------------------------------------------------------
    Massachusetts                   6/03        50 U.S. Treasury Bond     Short          $  1,512
    ------------------------------------------------------------------------------------------------
    New Jersey                      6/03        42 U.S. Treasury Bond     Short          $ (1,351)
    ------------------------------------------------------------------------------------------------
    New York                        6/03        79 U.S. Treasury Bond     Short          $(14,600)
    ------------------------------------------------------------------------------------------------
    Ohio                            6/03        19 U.S. Treasury Bond     Short          $  1,277
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    6/03        47 U.S. Treasury Bond     Short          $ 45,437

   At March 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO, AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio (collectively, the "Portfolios") as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the above named portfolios as of March 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 9, 2003

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Investment Trust (the Trust), California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio), and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE         LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              186                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes      Trustee and Vice    Trustee and Vice   Chairman, President and          191              Director of EVC
 11/9/41                 President        President of the   Chief Executive Officer
                                          Trust since 1985   of BMR, EVC, EVM and
                                             and of the      EV; Director of EV;
                                          Portfolios since   Vice President and
                                                1992         Director of EVD.
                                                             Trustee and/or officer
                                                             of 191 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and Portfolios.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS         TRUSTEE         OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              191           Trustee/Director of the
 3/26/31                                  Trust since 1986   Partners, Inc.                                  Royce Funds (mutual
                                             and of the      (corporate relations                           funds) consisting of 17
                                          Portfolios since   and communications                                  portfolios
                                                1992         company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  191           Director of Tiffany &
 III                                      Trust since 1986   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                     and of the      Banking Emeritus,                                and Telect, Inc.
                                          Portfolios since   Harvard University                              (telecommunication
                                                1992         Graduate School of                              services company)
                                                             Business Administration.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS         TRUSTEE         OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               191                   None
 9/21/35                                  Trust since 1985   Corporation (an
                                             and of the      investment and
                                          Portfolios since   financial advisory
                                                1992         services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                186                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                  Trust since 1985   Consultant.
                                             and of the
                                          Portfolios since
                                                1992

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of   Vice President of   Vice President of EVM and BMR.
 Jr.                   Massachusetts       Massachusetts     Officer of 35 registered
 7/28/59                Limited, New      Limited and New    investment companies managed
                      Jersey Limited,       York Limited     by EVM or BMR.
                      New York Limited    Portfolios since
                      and Ohio Limited      1997 and New
                         Portfolios      Jersey Limited and
                                            Ohio Limited
                                          Portfolios since
                                                1995

 Cynthia J. Clemson  Vice President of   Vice President of   Vice President of EVM and BMR.
 3/2/63                  California          California      Officer of 20 registered
                      Limited, Florida    Limited, Florida   investment companies managed
                          Limited,          Limited and      by EVM or BMR.
                     and Pennsylvania       Pennsylvania
                     Limited Portfolios  Limited Portfolios
                                          since 1997, 1998
                                             and 2000,
                                            respectively

 Thomas J. Fetter        President        President of the   Vice President of EVM and BMR.
 8/20/43                                  Trust since 1990   Officer of 127 registered
                                             and of the      investment companies managed
                                          Portfolios since   by EVM or BMR.
                                                1992

 Robert B.             Vice President    Vice President of   Vice President of EVM and BMR.
 MacIntosh                                the Trust since    Officer of 127 registered
 1/22/57                                  1993 and of the    investment companies managed
                                          Portfolios since   by EVM or BMR.
                                                1992

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 191 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,     Treasurer of       Since 2002 (2)    Assistant Vice President of
 Jr.                  the Portfolios                         EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the    Treasurer since    Vice President of BMR, EVM and
 4/1/45                    Trust                1988         EVD. Officer of 113 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Mr. Austin served as Assistant Treasurer since 1998.

The statement of additional information for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained, without charge, by calling 1-800-225-6265.

INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


                               EATON VANCE FUNDS
                            EATON VANCE MANAGEMENT
                        BOSTON MANAGEMENT AND RESEARCH
                        EATON VANCE DISTRIBUTORS, INC.

                                PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                          For more information about
               Eaton Vance's privacy policies, call 1-800-262-1122

EATON VANCE INVESTMENT TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

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      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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442-5/03                                                                7LTFSRC